                               John Hancock Funds








                                  JOHN HANCOCK
                              GOVERNMENT SECURITIES
                                      TRUST





                                  FINAL REPORT





                               SEPTEMBER 15, 1995

                John Hancock Funds - Government Securities Trust

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                             Patricia P. McCarter *
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.) *
                                John P. Toolan *
                        * Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                             John Hancock Funds, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109


John Hancock Government Securities Trust
STATEMENT OF ASSETS AND LIABILITIES
FINAL REPORT       September 15, 1995*           (Unaudited)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
United States government and agencies securities
 (cost - $460,130,665)                                                                                     $473,194,962
Joint repurchase agreement (cost - $189,000)                                                                    189,000
                                                                              ------------------------------------------
                                                                                                            473,383,962
Cash                                                                                                             12,765
Receivable for shares sold                                                                                        2,995
Receivable for investments sold                                                                                 666,467
Interest receivable                                                                                           8,383,649
Receivable for variation margin - Note A                                                                         37,500
Other assets                                                                                                     59,956
                                                                              ------------------------------------------
                   Total Assets                                                                             482,547,294
                   -----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares repurchased                                                                                  141,950
Payable for investments purchased                                                                             2,112,079
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                                                        199,998
Accounts payable and accrued expenses                                                                           224,207
                                                                              ------------------------------------------
                   Total Liabilities                                                                          2,678,234
                   -----------------------------------------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                                             848,900,628
Accumulated net realized loss on investments and
  financial futures contracts                                                                              (381,938,677)
Net unrealized appreciation of investments and
  financial futures contracts                                                                                12,907,109
                                                                              ------------------------------------------
                   Net Assets                                                                              $479,869,060
                   =====================================================================================================
NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with $0.01 per share par value, respectively)

  Class A -                  $477,611,353  \     60,584,042                                                       $7.88
========================================================================================================================
  Class B  -                   $2,257,707  \     286,580                                                          $7.88
========================================================================================================================
MAXIMUM OFFERING PRICE PER SHARE**
Class A - ($7.88 x 104.71%)                                                                                       $8.25
========================================================================================================================

* The net assets of the John Hancock Government Securities Trust ("the Fund") were merged into the John Hancock Government Income Fund as of the close of business on September 15, 1995 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).
** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Government Securities Trust
STATEMENT OF OPERATIONS
For the period April 1, 1995 to
September 15, 1995* (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                                                 $19,620,498
                                                                                          -----------------------------
Expenses:
  Investment management fee - Note B                                                                         1,466,181
  Distribution/service fee - Note B
   Class A                                                                                                     561,168
   Class B                                                                                                       8,441
  Transfer agent fee                                                                                           532,768
  Custodian fee                                                                                                 64,417
  Printing                                                                                                      24,041
  Legal fees                                                                                                    18,204
  Miscellaneous                                                                                                 15,795
  Registration and filing fees                                                                                  14,105
  Trustees' fees                                                                                                 6,027
                                                                                          -----------------------------
                                 Total Expenses                                                              2,711,147
                                                                                          -----------------------------
                                 Net Investment Income                                                      16,909,351
                                                                                          -----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments sold                                                                        1,733,033
Net realized gain on financial futures contracts                                                               159,006
Change in net unrealized appreciation/depreciation
 of investments                                                                                             19,696,120
Change in net unrealized appreciation/depreciation
 of financial futures contracts                                                                               (157,188)
                                                                                          -----------------------------
                                 Net Realized and Unrealized Gain on
                                 Investments                                                                21,430,971
                                 --------------------------------------------------------------------------------------
                                 Net Increase in Net Assets
                                 Resulting from Operations                                                 $38,340,322
                                 ======================================================================================

* The net assets of the John Hancock Government Securities Trust ("the Fund") were merged into the John Hancock Government Income Fund as of the close of business on September 15, 1995 and the Fund was subsequently terminated. The Statement of Operations reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Government Securities Trust
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                                           APRIL 1, 1995 TO             YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                                        SEPTEMBER 15, 1995            MARCH 31,
FROM OPERATIONS:                                                                             (UNAUDITED)**                 1995
                                                                                ----------------------------------------------------
Net investment income                                                                                  $16,909,351      $43,494,506
Net realized gain (loss) on investments sold                                                             1,892,039      (50,922,906)
Change in net unrealized appreciation/depreciation of investments                                       19,538,932       23,396,985
                                                                                ----------------------------------------------------
                         Net Increase in Net Assets Resulting from Operations                           38,340,322       15,968,585
                                                                                ----------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
Class A - ($0.2723 and $0.5940 per share, respectively)                                                (17,083,080)     (42,628,320)
Class B*** - ($0.2481 and $0.2688 per share, respectively)                                                 (63,109)         (25,389)
                                                                                ----------------------------------------------------
                         Total Distributions to Shareholders                                           (17,146,189)     (42,653,709)
                                                                                ----------------------------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                                    (31,834,492)     (94,670,248)
                                                                                ----------------------------------------------------
NET ASSETS:
Beginning of period                                                                                    490,509,419      611,864,791
End of period - including undistributed net investment income of none and
   $236,838, respectively                                                       ----------------------------------------------------
                                                                                                       $479,869,060    $490,509,419
                                                                                ====================================================

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                       FOR THE PERIOD
                                                                      APRIL 1, 1995 TO                       YEAR ENDED
                                                                   SEPTEMBER 15, 1995                         MARCH 31,
                                                                       (UNAUDITED)**                            1995
                                                                --------------------------------------------------------------------
                                                                SHARES            AMOUNT            SHARES               AMOUNT
                                                                ------            ------            ------               ------
CLASS A
Shares sold                                                        665,370      $   5,169,664          3,304,464      $  25,387,423
Shares issued to shareholders in reinvestment of distributions   1,033,051          8,044,169          2,609,288         19,732,195
                                                                --------------------------------------------------------------------
                                                                 1,698,421         13,213,833          5,913,752         45,119,618
Less shares repurchased                                         (5,869,952)       (45,815,547)       (18,668,887)      (141,186,832)
                                                                --------------------------------------------------------------------
Net decrease                                                    (4,171,531)     ($ 32,601,714)       (12,755,135)     ($ 96,067,214)
                                                                ====================================================================
CLASS B***
Shares sold                                                        132,378      $   1,029,930            201,709      $   1,499,539
Shares issued to shareholders in reinvestment of distributions       2,944             22,923                618              4,651
                                                                --------------------------------------------------------------------
                                                                   135,322          1,052,853            202,327          1,504,190
Less shares repurchased                                            (36,632)          (285,631)           (14,437)          (107,224)
                                                                --------------------------------------------------------------------
Net increase                                                        98,690      $     767,222            187,890      $   1,396,966
                                                                ====================================================================

** The net assets of the John Hancock Government Securities Trust were merged into the John Hancock Government Income Fund as of the close of business on September 15, 1995 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

***  Class B commenced operations on September 30, 1994.


                       See notes to financial statements.

John Hancock Funds - Government Securities Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------

                                                             FOR THE PERIOD
                                                            APRIL 1, 1995 TO
                                                           SEPTEMBER 15, 1995             YEAR ENDED MARCH 31,
                                                           ----------------------------------------------------------
                                                            (UNAUDITED)        1995 (f)        1994           1993
                                                            -----------        --------        ----           ----
CLASS A
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                    $      7.55      $      7.89    $      8.41    $      8.04
                                                           -----------      -----------    -----------    -----------
   Net Investment Income                                          0.27             0.61           0.64           0.66
   Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts                               0.33            (0.36)         (0.52)          0.40
                                                           -----------      -----------    -----------    -----------
     Total from Investment Operations                             0.60             0.25           0.12           1.06
                                                           -----------      -----------    -----------    -----------

   Less Distributions:
     Dividends from Net Investment Income                        (0.27)           (0.59)         (0.64)         (0.69)
                                                           -----------      -----------    -----------    -----------
   Net Asset Value, End of Period                          $      7.88(c)   $      7.55    $      7.89    $      8.41
                                                           ===========      ===========    ===========    ===========
   Total Investment Return at Net Asset Value                     8.07%(a)         3.49%          1.26%         13.68%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)               $   477,611      $   489,090    $   611,865    $   718,426
   Ratio of Expenses to Average Net Assets (d)                    1.20%*           1.20%          1.14%          1.17%
   Ratio of Net Investment Income to Average Net Assets           7.51%*           8.10%          7.60%          7.93%
   Portfolio Turnover Rate                                          80%             337%           453%           322%




                                                                 YEAR ENDED MARCH 31,
                                                              --------------------------
                                                                 1992           1991
                                                                 ----           ----
CLASS A
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                       $      8.03    $      7.87
                                                              -----------    -----------
   Net Investment Income                                             0.87           0.89
   Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts                                 (0.09)          0.14
                                                              -----------    -----------
     Total from Investment Operations                                0.78           1.03
                                                              -----------    -----------

   Less Distributions:
     Dividends from Net Investment Income                           (0.77)         (0.87)
                                                              -----------    -----------
   Net Asset Value, End of Period                             $      8.04    $      8.03
                                                              ===========    ===========
   Total Investment Return at Net Asset Value                       10.09%         13.87%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                  $   725,645    $   771,826
   Ratio of Expenses to Average Net Assets (d)                       1.21%          1.11%
   Ratio of Net Investment Income to Average Net Assets             10.63%         11.13%
   Portfolio Turnover Rate                                            199%           117%

                                                                                      FOR THE PERIOD
                                                             FOR THE PERIOD         SEPTEMBER 30, 1994
                                                            APRIL 1, 1995 TO          (COMMENCEMENT
                                                           SEPTEMBER 15, 1995         OF OPERATIONS)
                                                           --------------------
                                                              (UNAUDITED)         TO MARCH 31, 1995 (f)
                                                              -----------         ---------------------
CLASS B
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                        $    7.55               $    7.51(b)
                                                               ---------               ---------
   Net Investment Income                                            0.24                    0.28
   Net Realized and Unrealized Gain on Investments
    and Financial Futures Contracts                                 0.34                    0.03(e)
                                                               ---------               ---------
     Total from Investment Operations                               0.58                    0.31
                                                               ---------               ---------

   Less Distributions:
     Dividends from Net Investment Income                          (0.25)                  (0.27)
                                                               ---------               ---------
   Net Asset Value, End of Period                              $    7.88(c)            $    7.55
                                                               =========               =========
   Total Investment Return at Net Asset Value                       7.74%(a)                4.20%(a)

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                   $   2,258               $   1,419
   Ratio of Expenses to Average Net Assets (d)                      1.81%*                  1.95%*
   Ratio of Net Investment Loss to Average Net Assets               6.84%*                  7.35%*
   Portfolio Turnover Rate                                            80%                    337%



*    On an annualized basis.
(a)  Not annualized.
(b)  Initial price to commence operations.
(c) Net asset value per share, before the merger of assets to the John Hancock Government Income Fund, and the termination of the Fund. (See Note A to the Notes to Financial Statements).
(d) Excluding interest expense, which equalled 0.10% for the year ended March 31, 1995, 0.02% for the year ended March 31, 1994, 0.27% for the year ended March 31, 1993 and 0.32% for the year ended March 31, 1992.
(e)  May not accord to amounts shown elsewhere in the financial statements.
(f) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.



                       See notes to financial statements.

JOHN HANCOCK FUNDS - GOVERNMENT SECURITIES TRUST

SCHEDULE OF INVESTMENTS
September 15, 1995

                                                                                       PAR VALUE
                                                 INTEREST         MATURITY               (000`S                   MARKET
ISSUER, DESCRIPTION                                RATE             DATE                OMITTED)                  VALUE
---------------------------------             --------------   ---------------     -----------------      ----------------------
U.S. GOVERNMENT AND AGENCIES SECURITIES
GOVERNMENTAL - U.S. (55.06%)
 United States Treasury, Bond                      11.500%         11-15-95             $24,390 *               $24,607,315
 United States Treasury, Bond                      15.750          11-15-01              27,475                  41,143,812
 United States Treasury, Bond                      14.250          02-15-02               7,000 *                10,047,170
 United States Treasury, Bond                      11.625          11-15-02              23,500                  31,023,760
 United States Treasury, Bond                      11.875          11-15-03               6,000                   8,175,960
 United States Treasury, Bond                      13.750          08-15-04               5,000 *                 7,554,700
 United States Treasury, Bond                      12.750          11-15-10               7,250                  10,702,813
 United States Treasury, Bond                      13.875          05-15-11               3,000 *                 4,734,840
 United States Treasury, Bond                      12.000          08-15-13              48,700                  72,159,764
 United States Treasury, Bond                       8.875          08-15-17               3,500                   4,397,960
 United States Treasury, Bond                       7.625          02-15-25               4,500 *                 5,096,970
 United States Treasury, Bond                       6.875          08-15-25               2,000 *                 2,106,560
 United States Treasury, Note                       9.375          04-15-96              41,600                  42,457,792
                                                                                                      ---------------------

                                                                                                                264,209,416
                                                                                                      ---------------------

GOVERNMENTAL - U.S. AGENCIES (43.55%)
 Federal Home Loan Mortgage Corp,
  CMO REMIC 1634-PN                                 4.500          12-15-23              10,575                   7,769,241
  CMO REMIC 1667-PE                                 6.000          03-15-08              11,750                  11,346,035
  CMO REMIC 1994-48-E                               6.000          11-25-08               3,685                   3,483,467
 Federal National Mortgage Association,
  30 Yr. Pass Thru Ctf                              8.000          11-01-24               4,830                   4,952,259
  30 Yr. Pass Thru Ctf                              8.000          05-01-25               5,752 *                 5,896,749
  CMO REMIC Pass Thru Ctf 1994-36-N                 6.500          03-25-24              18,645 *                17,223,319
  GTD REMIC Pass Thru Ctf 1994-51-PV                6.000          03-25-24              20,926                  18,460,499
  GTD REMIC Pass Thru Ctf X225C-TK                  6.500          12-25-23               5,032                   4,711,210
 Government National Mortgage Association,
  30 Yr Pass Thru Ctf                               7.000          08-15-23              15,300 *                15,165,500
  30 Yr Pass Thru Ctf                               7.500         05-15-23 to            75,502 *                76,512,699
                                                                   09-01-25
  30 Yr Pass Thru Ctf                               8.000         07-15-23 to             9,306                   9,590,478
                                                                   09-15-23
  30 Yr Pass Thru Ctf                               8.500          02-15-25               3,038                   3,171,997
  30 Yr Pass Thru Ctf                              11.000         01-15-14 to            11,587                  12,941,343
                                                                   12-15-15
 Tennessee Valley Authority,
  Pwr Bonds 1994 Ser A                              7.850          06-15-44              17,500                  17,760,750
                                                                                                      ---------------------
                                                                                                                208,985,546
                                                                                                      ---------------------
                                              TOTAL U.S. GOVERNMENT AND
                                              AGENCIES SECURITIES
                                              (COST $      460,130,665)                  (98.61%)               473,194,962
                                                                                       --------       ---------------------

SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT ( 0.04%)

 Investment in a joint repurchase agreement
  transaction with United Bank of Switzerland,
  Dated 09-15-95, Due 09-18-95 (secured by U.S.
  Treasury Notes 7.25% Due 11-15-96, 7.50% Due 12-31-96,
  4.75% Due 09-30-98, 5.875% Due 03-31-99, 6.875% Due
  07-31-99, 6.875% Due 08-31-99, and 5.875%
  Due 02-15-04) - Note A                       5.850%                                       189                     189,000

                                              TOTAL SHORT-TERM INVESTMENTS                (0.04%)                   189,000
                                                                                       --------       ---------------------
                                              TOTAL INVESTMENTS                          (98.65%)              $473,383,962
                                                                                       ========       =====================


* Securities, other than short-terms investments, newly added to the portfolio during the period ended September 15, 1995. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
          JOHN HANCOCK FUNDS - JOHN HANCOCK GOVERNMENT SECURITIES TRUST

(UNAUDITED)
NOTE A  --
ACCOUNTING POLICIES

John Hancock Bond Fund, (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. Prior to September 15, 1995, the Trust consisted of six series portfolios: John Hancock Government Securities Trust (the "Fund"), John Hancock Investment Quality Bond Fund, John Hancock U.S. Government Trust, John Hancock Intermediate Government Trust, John Hancock Adjustable U.S. Government Fund and John Hancock Adjustable U.S. Government Trust. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives.

  The Trustees authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which beared distribution/service expenses under the terms of a distribution plan had exclusive voting rights regarding such distribution plan. Class A shares were subject to an initial sales charge of up to 4.50% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 4.75%. Class B shares were subject to a contingent deferred sales charge and a separate 12b-1 distribution plan.

  On September 8, 1995, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Government Income Fund ("Government Income Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to Government Income Fund in exchange solely for shares of beneficial interest of Government Income Fund. After this transaction and as of the close of business on September 15, 1995, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund. Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

FINANCIAL FUTURES CONTRACTS The Fund may have bought and sold financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments, arising from this "mark to market", were recorded by the Fund as unrealized gains or losses.

                          NOTES TO FINANCIAL STATEMENTS
          JOHN HANCOCK FUNDS - JOHN HANCOCK GOVERNMENT SECURITIES TRUST

  When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contracts may not have correlated with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

  For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses could have been affected as a result of futures contracts.

  At September 15, 1995 open positions in financial futures contracts were as follows:

                                                                  Unrealized
Expiration             Open Contracts              Position      Depreciation
-----------            --------------              --------      ------------
DEC 1995            150 U.S. Treasury Note          SHORT          $157,188
                                                                   ========

  At September 15, 1995, the Fund had deposited in a segregated account $222,000 par value of U.S. Treasury Note 9.375%, 4/15/96 to cover margin requirements on open financial futures contracts.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders. As of September 15, 1995, the Fund's final tax year end, for Federal income tax purposes, the Fund had $381,506,849 of capital loss carryforwards available. To the extent that such carryforwards were used by the Fund, no capital gains distributions were made. The carryforwards expire as follows: 1996--$231,879,672, 1997--$50,265,256, 1998--$19,146,203,
1999--$6,921,927, 2002--$66,593,890, and 2003--$6,699,901. The unused capital loss carryforwards as of September 15, 1995 were transferred to the John Hancock Government Income Fund. These capital loss carryforwards will be available, to the extent provided by regulations, to offset future net capital gains of the John Hancock Government Income Fund. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities was recorded on the accrual basis.

  The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual Fund. Expenses which were not identifiable to a specific Fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, were calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

                          NOTES TO FINANCIAL STATEMENTS
          JOHN HANCOCK FUNDS - JOHN HANCOCK GOVERNMENT SECURITIES TRUST

NOTE B  --
MANAGEMENT FEE,
ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.650% of the first $200,000,000 of the Fund's average daily net asset value, 0.625% of the next $300,000,000, and 0.600% of the Fund's average daily net asset value in excess of $500,000,000.

  In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund was registered to sell shares of beneficial interest, the fee payable to the Adviser was reduced to the extent of such excess and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The limits were 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

 The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 15, 1995, JH Funds received net sales charges of $125,034 with regard to sales of Class A shares. Out of this amount, $12,642 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $112,148 was paid as sales commissions to unrelated broker-dealers and $244 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

    Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 15, 1995 contingent deferred sales charges received by JH Funds amounted to $1,552.

  In addition, to compensate JH Funds for the services it provided as distributor of shares of the Fund, the Fund had adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments for distribution and service expenses which in total did not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

  The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out of pocket expenses.

  Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates. The compensation of unaffiliated Trustees was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets.

                          NOTES TO FINANCIAL STATEMENTS
          JOHN HANCOCK FUNDS - JOHN HANCOCK GOVERNMENT SECURITIES TRUST

NOTE C  --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of obligations of the U.S. Government and its agencies, other than short-term obligations, during the period ended September 15, 1995 aggregated $389,245,255 and $411,370,044, respectively.

  The cost of investments owned at September 15, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $460,606,852. Gross unrealized appreciation and depreciation of investments aggregated $16,111,515, and $3,334,405, respectively, resulting in net unrealized appreciation of $12,777,110.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the fiscal period ended September 15, 1995, the Fund has reclassified amounts to reflect an increase in undistributed net investment income of $80,125 and a decrease in capital paid-in of $80,125. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 15, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                               John Hancock Funds








                                  JOHN HANCOCK
                               INVESTMENT QUALITY
                                    BOND FUND




                                  FINAL REPORT





                               SEPTEMBER 15, 1995

         John Hancock Funds - John Hancock Investment Quality Bond Fund

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                             Patricia P. McCarter *
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.) *
                                John P. Toolan *
                        * Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                             John Hancock Funds, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Investment Quality Bond Fund

STATEMENT OF ASSETS AND LIABILITIES
Final Report September 15, 1995* (Unaudited)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
  Publicly traded bonds (cost - $82,900,699)                                                             $83,644,092
  Joint repurchase agreement (cost - $80,000)                                                                 80,000
                                                                                        -----------------------------
                                                                                                          83,724,092
Receivable for investments sold                                                                            2,057,140
Interest receivable                                                                                        1,723,843
Other assets                                                                                                  83,705
                                                                                        -----------------------------
                                 Total Assets                                                             87,588,780
                                 ------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                                          1,441,600
Payable for shares repurchased                                                                                 5,885
Payable for variation margin - Note A                                                                         27,221
Payable to John Hancock Advisers, Inc. and affiliates - Note B                                                53,317
Accounts payable and accrued expenses                                                                         89,427
                                                                                        -----------------------------
                                 Total Liabilities                                                         1,617,450
                                 ------------------------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                                          104,729,520
Accumulated net realized loss on investments, options, foreign currency
  transactions and financial futures contracts                                                           (19,488,926)
Net unrealized appreciation of investments, foreign currency transactions
  and financial futures contracts                                                                            730,736
                                                                                        -----------------------------
                                 Net Assets                                                              $85,971,330
                                 ====================================================================================
NET ASSET VALUE PER SHARE:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with $0.01 per
share par value, respectively)
Class A - $78,550,023 /          9,195,328                                                                     $8.54
=====================================================================================================================
Class B - $7,421,307 /           868,756                                                                       $8.54
=====================================================================================================================
MAXIMUM OFFERING PRICE PER SHARE**
Class A - ($8.54 x 104.71%)                                                                                    $8.94
=====================================================================================================================

* The net assets of the John Hancock Investment Quality Bond Fund (the "Fund") were merged into the John Hancock Sovereign Bond Fund as of the close of business on September 15, 1995 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of the net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).
** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price was reduced.

                       See notes to financial statements.

John Hancock Investment Quality Bond Fund

STATEMENT OF OPERATIONS
For the period April 1, 1995 to
September 15, 1995* (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                                              $3,584,417
                                                                                                        -------------------------

Expenses:
  Investment management fee - Note B                                                                                     252,040
  Distribution/service fee - Note B
    Class A                                                                                                               93,831
    Class B                                                                                                               31,787
  Transfer agent fee                                                                                                     100,186
  Custodian fee                                                                                                           33,600
  Printing                                                                                                                28,662
  Auditing fee                                                                                                            23,699
  Legal fees                                                                                                              14,139
  Trustees' fees                                                                                                           7,231
  Advisory board fee                                                                                                       7,007
  Registration and filing fees                                                                                             5,244
  Miscellaneous                                                                                                              678
                                                                                                        -------------------------
                                  Total Expenses                                                                         598,104
                                  -----------------------------------------------------------------------------------------------
                                  Net Investment Income                                                                2,986,313
                                  -----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FINANCIAL FUTURES CONTRACTS:
Net realized loss on investments sold                                                                                    (78,956)
Net realized gain on financial futures contracts                                                                         151,639
Change in net unrealized appreciation/depreciation
  of investments                                                                                                       4,191,738
Change in net unrealized appreciation/depreciation
  on financial futures contracts                                                                                         (32,343)
                                                                                                        -------------------------
                                  Net Realized and Unrealized Gain on
                                  Investments and Financial Futures Contracts                                          4,232,078
                                  -----------------------------------------------------------------------------------------------
                                  Net Increase in Net Assets
                                  Resulting from Operations                                                           $7,218,391
                                  ===============================================================================================

* The net assets of the Fund were merged into the John Hancock Sovereign Bond Fund as of the close of business on September 15, 1995 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Investment Quality Bond Fund

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                                                              APRIL 1, 1995 TO           YEAR ENDED
                                                                              SEPTEMBER 15,1995           MARCH 31,
                                                                                (UNAUDITED)**               1995
                                                                         ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                                                                   $2,986,313          $7,591,568
  Net realized gain (loss) on investments sold, options,
    foreign currency transactions and financial futures contracts                             72,683          (7,781,316)
  Change in net unrealized appreciation/depreciation of investments,
    foreign currency transactions and financial futures contracts                          4,159,395           1,248,406
                                                                         ------------------------------------------------
      Net Increase in Net Assets Resulting from Operations                                 7,218,391           1,058,658
                                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income:
    Class A - ($0.2984 and $0.6600 per share, respectively)                               (2,895,062)         (6,944,803)
    Class B - ($0.2711 and $0.5904 per share, respectively)                                 (241,335)           (486,623)
                                                                         ------------------------------------------------
      Total Distributions to Shareholders                                                 (3,136,397)         (7,431,426)
                                                                         ------------------------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                       (7,908,203)         (5,353,781)
                                                                         ------------------------------------------------

NET ASSETS:
  Beginning of period                                                                     89,797,539         101,524,088
  End of period (including undistributed net investment income
    of none and $150,084, respectively)                                  ------------------------------------------------
                                                                                         $85,971,330         $89,797,539
                                                                         ================================================

* ANALYSIS OF FUND SHARE TRANSACTIONS:                FOR THE PERIOD
                                                     APRIL 1, 1995 TO
                                                    SEPTEMBER 15, 1995                        YEAR ENDED MARCH 31,
                                                      (UNAUDITED)**                                   1995
                                          ---------------------------------------------------------------------------------------
                                                SHARES             AMOUNT                  SHARES                  AMOUNT
                                                ------             ------                  ------                  ------
CLASS A
  Shares sold                                        136,361          $1,136,871                     877,320          $7,260,092
  Shares issued to shareholders
    in reinvestment of distributions                 197,639           1,668,672                     479,004           3,954,812
                                          ---------------------------------------------------------------------------------------
                                                     334,000           2,805,543                   1,356,324          11,214,904
  Less shares repurchased                         (1,219,184)        (10,346,659)                 (2,244,995)        (18,518,937)
                                          ---------------------------------------------------------------------------------------
  Net decrease                                      (885,184)        ($7,541,116)                   (888,671)        ($7,304,033)
                                          =======================================================================================
CLASS B
  Shares sold                                         81,375            $683,160                     463,584          $3,861,116
  Shares issued to shareholders
    in reinvestment of distributions                  14,304             120,794                      29,471             243,889
                                          ---------------------------------------------------------------------------------------
                                                      95,679             803,954                     493,055           4,105,005
  Less shares repurchased                           (138,448)         (1,171,041)                   (261,054)         (2,154,753)
                                          ---------------------------------------------------------------------------------------
  Net increase (decrease)                            (42,769)          ($367,087)                    232,001          $1,950,252
                                          =======================================================================================

** The net assets of the Fund were merged with John Hancock Sovereign Bond Fund as of the close of business on September 15, 1995, and the Fund was subsequently terminated. The Statement of Changes in Net Assets does not reflect the merger of net assets or termination of the Fund. (See Note A to the Notes to Financial Statements.)

                        See notes financial statements.

John Hancock Funds - Investment Quality Bond Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
---------------------------------------------------------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                    APRIL 1, 1995 TO
                                                    SEPTEMBER 15, 1995                   YEAR ENDED MARCH 31,
                                                    ------------------          -------------------------------------
                                                       (UNAUDITED)                1995 (b)                  1994
                                                       -----------                --------                  ----
CLASS A
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                $      8.17              $      8.72              $      9.26
                                                       -----------              -----------              -----------
   Net Investment Income                                      0.30(f)                  0.66                     0.71
   Net Realized and Unrealized Gain
    (Loss) on Investments and
    Financial Futures Contracts                               0.37                    (0.55)                   (0.55)
                                                       -----------              -----------              -----------
     Total from Investment Operations                         0.67                     0.11                     0.16
                                                       -----------              -----------              -----------

   Less Distributions:
     Dividends from Net Investment Income                    (0.30)                   (0.66)                   (0.70)
                                                       -----------              -----------              -----------
   Net Asset Value, End of Period                      $      8.54(d)           $      8.17              $      8.72
                                                       ===========              ===========              ===========
   Total Investment Return at Net Asset Value                12.13%(a)                 1.46%                    1.58%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)           $    78,550              $    82,351              $    95,601
   Ratio of Expenses to Average Net Assets                    1.40%*                   1.32%(c)                 1.25%
   Ratio of Net Investment Income to
     Average Net Assets                                       7.32%*                   8.15%                    7.63%
   Portfolio Turnover Rate                                      82%                     202%                     242%



                                                                          YEAR ENDED MARCH 31,
                                                   --------------------------------------------------------------
                                                      1993                       1992                    1991
                                                      ----                       ----                    ----
CLASS A
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period            $      8.93               $      8.85              $      8.52
                                                   -----------               -----------              -----------
   Net Investment Income                                  0.79                      0.80                     0.85
   Net Realized and Unrealized Gain
    (Loss) on Investments and
    Financial Futures Contracts                           0.31                      0.11                     0.32
                                                   -----------               -----------              -----------
     Total from Investment Operations                     1.10                      0.91                     1.17
                                                   -----------               -----------              -----------

   Less Distributions:
     Dividends from Net Investment Income                (0.77)                    (0.83)                   (0.84)
                                                   -----------               -----------              -----------
   Net Asset Value, End of Period                  $      9.26               $      8.93              $      8.85
                                                   ===========               ===========              ===========
   Total Investment Return at Net Asset Value            12.77%                    10.72%                   14.51%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)       $   111,836               $    96,516              $    84,039
   Ratio of Expenses to Average Net Assets                1.24%(c)                  1.36%(c)                 1.25%
   Ratio of Net Investment Income to
     Average Net Assets                                   8.47%                     8.84%                    9.89%
   Portfolio Turnover Rate                                 191%                      316%                     134%


                                                       FOR THE PERIOD                                PERIOD FROM
                                                      APRIL 1, 1995 TO        YEAR ENDED            JUNE 30, 1993
                                                     SEPTEMBER 15, 1995        MARCH 31,             TO MARCH 31,
                                                       (UNAUDITED)              1995(b)                 1994
                                                       -----------              -------                 ----
CLASS B
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                $    8.17              $    8.72               $    9.31(e)
                                                       ---------              ---------               ---------
   Net Investment Income                                    0.27(f)                0.59                    0.49
   Net Realized and Unrealized Gain
    (Loss) on Investments and
    Financial Futures Contracts                             0.37                  (0.55)                  (0.60)
                                                       ---------              ---------               ---------
     Total from Investment Operations                       0.64                   0.04                   (0.11)
                                                       ---------              ---------               ---------

   Less Distributions:
     Dividends from Net Investment Income                  (0.27)                 (0.59)                  (0.48)
                                                       ---------              ---------               ---------
   Net Asset Value, End of Period                      $    8.54(d)           $    8.17               $    8.72
                                                       =========              =========               =========
   Total Investment Return at Net Asset Value            11.53% (a)                0.62%                  (1.51%)(a)

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)           $   7,421              $   7,447               $   5,923
   Ratio of Expenses to Average Net Assets                  2.07%*                 2.07%(c)                1.99%(c)*
   Ratio of Net Investment Income to
     Average Net Assets                                     6.64%*                 7.40%                6.58% *
   Portfolio Turnover Rate                                    82%                   202%                    242%


*    On an annualized basis.
(a)  Not annualized.
(b) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(c) Excluding interest expense, which equaled 0.12% for the year ended March 31, 1995, 0.07% for the year ended March 31, 1993 and 0.34% for the year ended March 31, 1992.
(d) Net asset value per share, before the merger of assets into the John Hancock Sovereign Bond Fund, and the termination of the Fund. (See Note A to the Notes to Financial Statements).
(e)  Initial price to commence operations.
(f)  On average month end shares outstanding.


                       See notes to financial statements.

JOHN HANCOCK INVESTMENT QUALITY BOND FUND
SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                            Par Value
                                                                Interest      S+P           (000`s             Market
Issuer - Description                                              Rate      Rating**      Omitted)             Value
--------------------                                              ----      --------      --------             -----
PUBLICLY TRADED BONDS
 AEROSPACE (  0.36%)
  JET EQUIPMENT TRUST SER 1995-B,
    *CERT 08-15-14 (R)                                           10.910 %     BB+       $         300     $         310,350
                                                                                                          ------------------

BANKS (  4.86%)
  ABBEY NATIONAL FIRST CAPITAL B.V.,
    *SUB NOTE 10-15-04                                            8.200       AA-               1,000             1,095,660
  BARCLAYS NORTH AMERICAN CAPITAL CORP.,
     GTD CAP NOTE 05-15-21                                        9.750       AA-                 500               574,820
  DEN DANSKE BANK AKTIESELSKAB,
    *SUB NOTE 06-15-05 (R)                                        7.250       BBB+                640               645,235
  INTERNATIONAL BANK FOR RECONSTRUCTION AND
     DEVELOPMENT, 30 YR BOND 07-15-17                             9.250       AAA               1,500             1,864,860
                                                                                                          ------------------
                                                                                                                  4,180,575
                                                                                                          ------------------

BROADCASTING (  5.61%)
  CABLEVISION SYSTEMS CORP.,
     SR SUB DEB 04-01-04                                         10.750        B                1,000             1,062,500
  CENTURY COMMUNICATIONS CORP.,
    *SR SUB DEB 10-15-03                                         11.875        B+                 500               531,250
  CONTINENTAL CABLEVISION, INC.,
     SR SUB DEB 06-01-07                                         11.000       BB-                 625               693,750
  JONES INTERCABLE, INC.,
    *SR SUB DEB 07-15-04                                         11.500        B+                 375               406,875
  ROGERS CABLESYSTEMS LTD.,
     SR SEC SECOND PRIORITY NOTE 3-15-05                         10.000       BB+                 250               261,250
  TKR CABLE I, INC.,
    *SR DEB 10-30-07                                             10.500       BBB-              1,000             1,162,530
  VIACOM INC.,
    *SUB DEB 07-07-06                                             8.000       BB-                 710               701,125
                                                                                                          ------------------
                                                                                                                  4,819,280
                                                                                                          ------------------

COMPUTERS (  0.38%)
  UNISYS CORP.,
     CREDIT SENSITIVE NOTE 07-01-97                              13.500       BB-                 300               325,500
                                                                                                          ------------------

CONTAINERS (  0.29%)
  STONE CONTAINER CORP.,
    *SR NOTE 02-01-01                                             9.875        B                  250               250,625
                                                                                                          ------------------

FINANCE (  2.02%)
  SANTANDER FINANCIAL ISSUANCES LTD.,
   *SUB GTD NOTE 04-15-05                                         7.875        A+                 900               954,836
  STANDARD CREDIT CARD MASTER TRUST I,
    CLASS A CREDIT CARD PART CTF SER 1995-2 01-07-00              8.625       AAA                 750               779,063
                                                                                                          ------------------
                                                                                                                  1,733,899
                                                                                                          ------------------


                       See notes to financial statements.

JOHN HANCOCK INVESTMENT QUALITY BOND FUND
SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                            Par Value
                                                                Interest      S+P           (000`s             Market
Issuer - Description                                              Rate      Rating**      Omitted)             Value
--------------------                                              ----      --------      --------             -----

GOVERNMENTAL - FOREIGN (8.82%)
  NOVA SCOTIA, PROVINCE OF,
    *DEB 04-01-22                                             8.750 %      A-            $    500     $         562,605
     SF DEB 05-15-13                                         11.500        A-               2,255             2,600,240
  ONTARIO, PROVINCE OF,
     DEB 11-05-11                                            17.000       AA-               3,750             4,417,800
                                                                                                      ------------------
                                                                                                              7,580,645
                                                                                                      ------------------

GOVERNMENTAL - U.S. ( 22.61%)
  UNITED STATES TREASURY,
     BOND 08-15-05                                           10.750       AAA               1,365             1,814,590
    *BOND 08-15-17                                            8.875       AAA               3,090             3,882,770
     BOND 02-15-23                                            7.125       AAA               2,570             2,727,001
    *NOTE 11-15-96                                            7.250       AAA                 700               712,250
    *NOTE 05-15-98                                            9.000       AAA               3,320             3,578,329
    *NOTE 11-30-99                                            7.750       AAA               3,195             3,407,659
    *NOTE 05-15-01                                            8.000       AAA               3,025             3,316,156
                                                                                                      ------------------
                                                                                                             19,438,755
                                                                                                      ------------------

GOVERNMENTAL - U.S. AGENIES (28.78%)
  FEDERAL HOME LOAN MORTGAGE CORP.,
     CMO REMIC 1218-G 05-15-14                                4.500       AAA               1,000               920,930
     CMO REMIC 1611-F 05-15-21                                5.750       AAA               5,500             5,247,330
     CMO REMIC 1994-48 E 11-25-08                             6.000       AAA               5,000             4,726,550
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
    *30 YR SF PASS THRU CTF 8-15-25                           7.500       AAA                  14
                                                                                                                 16,202
    *30 YR SF PASS THRU CTF 4-14-22 TO 6-1-25 +               8.000       AAA                                 5,932,307
                                                                                            5,701
    *30 YR SF PASS THRU CTF 7-16-16 TO 8-15-16                9.000       AAA                                 6,867,158
                                                                                            6,441
    *30 YR SF PASS THRU CTF 1-15-19 TO 3-15-25               10.000       AAA                                 1,029,621
                                                                                              943
                                                                                                      ------------------
                                                                                                             24,740,098
                                                                                                      ------------------

INSURANCE (  2.24%)
  MASSACHUSETTS MUTUAL LIFE INSURANCE CO.,
     SURPLUS NOTE 11-15-23 (R)                                7.625       AA-                 750               728,775
  NEW YORK LIFE INSURANCE CO.,
     SURPLUS NOTE 12-15-23 (R)                                7.500        AA               1,250             1,198,888
                                                                                                      ------------------
                                                                                                              1,927,663
                                                                                                      ------------------

OIL & GAS (  2.78%)
  NORSK HYDRO, a.s.,
     DEB 06-15-23                                             7.750        A-               2,000             2,060,100
  TRANSTEXAS GAS CORP.,
    *SER SEC NOTE 06-15-02                                   11.500       BB-                 310               327,050
                                                                                                      ------------------
                                                                                                              2,387,150
                                                                                                      ------------------


                       See notes to financial statements.

JOHN HANCOCK INVESTMENT QUALITY BOND FUND
SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                           Par Value
                                                              Interest     S+P            (000`s             Market
Issuer - Description                                           Rate      Rating**        Omitted)             Value
--------------------                                           ----      --------        --------             -----

PUBLISHING (  0.94%)
  TIME WARNER INC.,
     DEB 01-15-13                                             9.125 %     BBB-           $    745     $         804,928
                                                                                                      ------------------

RETAIL ( 0.73%)
  GRAND UNION CORP.,
    *SR NOTE 09-01-04                                        12.000        B-                 325               311,594
  PENN TRAFFIC CO.,
    *SR NOTE 11-01-04                                        10.650       BB-                 325               315,250
                                                                                                      ------------------
                                                                                                                626,844
                                                                                                      ------------------

STEEL (  1.07%)
  UCAR GLOBAL ENTERPRISES INC.,
     SR SUB NOTE 01-15-05                                    12.000        B+                 405               455,625
  WEIRTON STEEL CORP.,
     SR NOTE 06-01-05                                        10.750        B                  500               466,250
                                                                                                      ------------------
                                                                                                                921,875
                                                                                                      ------------------
TOBACCO (  1.49%)
  RJR NABISCO, INC.,
     NOTE 12-01-02                                            8.625       BBB-              1,000             1,037,580
    *NOTE 09-15-03                                            7.625       BBB-                250               242,625
                                                                                                      ------------------
                                                                                                              1,280,205
                                                                                                      ------------------

TRANSPORTATION (  2.42%)
  RAIL CAR TRUST NO.,
     TRUST NOTE 1992-1, 06-1-04                               7.750       AAA                 859               907,023
  UNITED AIR LINES, INC.,
    *DEB SER A 05-01-04                                      10.670        BB               1,000             1,176,730
                                                                                                      ------------------
                                                                                                              2,083,753
                                                                                                      ------------------

UTILITIES ( 11.90%)
  BRITISH COLUMBIA HYDRO AND POWER AUTH.
   (GTD BY PROVINCE OF BRITISH COLUMBIA),
     BOND SER FG 04-15-11                                    15.000       AA+               2,050             2,253,791
     BOND SER FH 07-15-11                                    15.500       AA+                 225               255,656
     BOND SER FJ 11-15-11                                    15.500       AA+               1,081             1,258,089
  BVPS II FUNDING CORP.,
     COLLATERALIZED LEASE 12-1-07                             8.330       BB+                 300               285,627
  CLEVELAND ELECTRIC ILLUMINATING CO.,
    *1ST MTG SER 2005 B 05-15-05                              9.500        BB                 500               500,700
  FIRST PV FUNDING CORP.,
     LEASE OBLIG SER 1986 B 1-15-16                          10.150        B+               1,000             1,018,750
 GG1B FUNDING CORP.,
    *SEC LEASE OBLIG BOND 01-15-11                            7.430       BBB-                345               337,629
  GTE CORP.,
     DEB 11-01-20                                            10.250       BBB+                875             1,021,869
  HYDRO-QUEBEC (GTD BY PROVINCE OF QUEBEC),
     DEB SER HS 02-01-21                                      9.400        A+                 700               832,468
  LONG ISLAND LIGHTING CO.,
    *GEN REF BOND 05-01-21                                    9.750       BBB-              1,000             1,016,960
     DEB 03-15-03                                             7.050       BB+                 250               238,263
  LOUISIANA POWER & LIGHT CO.,
     SEC LEASE OBLIG BOND SER B 1-2-17                       10.670       BBB-                500               540,345
  MIDLAND FUNDING CORP. I,
     SR SEC LEASE OBLIG SER C 7-23-02                        10.330       BB-                 402               416,487
  PHILLIPINE LONG DISTANCE TELEPHONE CO.,
    *NOTE 08-01-05                                            9.875        BB                 250               255,313
                                                                                                      ------------------
                                                                                                             10,231,947
                                                                                                      ------------------

                                                TOTAL PUBLICLY TRADED BONDS                 (97.29%)         83,644,092
                                                                                            ------    ------------------
                                                       (COST $ 82,900,699)

                       See notes to financial statements.

JOHN HANCOCK INVESTMENT QUALITY BOND FUND
SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                           Par Value
                                                                 Interest          (000`s             Market
Issuer - Description                                              Rate            Omitted)             Value
--------------------                                              ----            --------             -----
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.09%)
  Investment in a joint repurchase agreement transaction
  with U.B.S. Securities Inc., Dated 09-15-95, Due 09-18-95
  (secured by U.S. Treasury Notes, 4.750% thru 7.500%
  due 11-15-96 thru 02-15-04) - Note A                          5.850 %          $    80         $    80,000
                                                                                                 ------------
                                           TOTAL SHORT-TERM INVESTMENTS            (0.09%)            80,000
                                                                                 -------         ------------
                                                TOTAL INVESTMENTS                 (97.39%)       $83,724,092
                                                                                 =======         ============

NOTES TO THE SCHEDULE OF INVESTMENTS
(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,883,248 as of September 15, 1995. See Note A of the Notes to Financial Statements for valuation policy.
+ These securities having an aggregate value of $1,451,048 or 1.69% of the Fund's net assets, have been purchased on a when issued basis subsequent to the date of this schedule. The purchase price and the interest rate of such security is fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $1,591,561 of U.S. Treasury Note 8.000%, 05-15-01 has been segregated to cover the when issued commitments.
* Securities, other than short-term investments, newly added to the portfolio during the period ended September 15,1995.
** Credit ratings are unaudited and are rated by Moody's Investor Services or John Hancock Advisers, Inc. where Standard and Poors ratings are not available.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INVESTMENT QUALITY BOND FUND

(UNAUDITED)

NOTE A  --
ACCOUNTING POLICIES
John Hancock Bond Fund, (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. Prior to September 15, 1995, the Trust consisted of six series portfolios: John Hancock Investment Quality Bond Fund (the "Fund"), John Hancock Government Securities Trust, John Hancock U.S. Government Trust, John Hancock Intermediate Government Trust, John Hancock Adjustable U.S. Government Fund, and John Hancock Adjustable U.S.Government Trust. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives.

    The Trustees authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A shares were subject to an initial sales charge of up to 4.50% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 4.75%. Class B shares were subject to a contingent deferred sales charge and a separate 12b-1 distribution plan.

    On September 8, 1995, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Sovereign Bond Fund ("Sovereign Bond Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to Sovereign Bond Fund in exchange solely for shares of beneficial interest of Sovereign Bond Fund. After this transaction and as of the close of business on September 15, 1995, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of the net assets and termination of the Fund. Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments, arising from this "mark to market", were recorded by the Fund as unrealized gains or losses.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INVESTMENT QUALITY BOND FUND

  When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contracts may not have correlated with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

  For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses could have been affected as a result of futures contracts.

  At September 15, 1995, open positions in financial futures contracts were as follows:

                                                              Unrealized
Expiration              Open Contracts         Position      Depreciation
-----------             --------------         --------      ------------
DEC 1995             5 U.S. Treasury Bond       SHORT           $12,657
                                                                =======

  At September 15, 1995, the Fund had deposited in a segregated account $12,000 par value of U.S. Treasury Bond 7.125%, 2/15/23 to cover margin requirements on open financial futures contracts.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders. As of September 15, 1995, the Fund's final tax year end, for Federal income tax purposes, the Fund had $19,406,872 of capital loss carryforwards available. To the extent that such carryforwards were used by the Fund, no capital gains distributions were made. The carryforwards expire as follows: 1996--$3,512,860, 1997--$1,409,609, 1998--$1,909,995, 2000--$755,945,
2002--$10,107,031, and 2003--$1,711,432. The unused capital loss carryforwards as of September 15, 1995 were transferred to the John Hancock Sovereign Bond Fund. These capital loss carryforwards will be available, to the extent provided by regulations, to offset future net capital gains of the John Hancock Sovereign Bond Fund. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities was recorded on the accrual basis.

  The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual Fund. Expenses which were not readily identifiable to a specific Fund were allocated in such manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, were calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INVESTMENT QUALITY BOND FUND

NOTE B  --
MANAGEMENT FEE,
ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.6250% of the first $75,000,000 of the Fund's average daily net asset value, 0.5625% of the next $75,000,000, and 0.5000% of the Fund's average daily net asset value in excess of $150,000,000.

  In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund was registered to sell shares of beneficial interest, the fee payable to the Adviser was reduced to the extent of such excess and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The current limits were 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

 The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 15, 1995, JH Funds received net sales charges of $28,202 with regard to sales of Class A shares. Out of this amount, $3,148 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $25,054 was paid as sales commissions to unrelated broker-dealers and none was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries which include Tucker Anthony and Sutro.

    Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 15, 1995 contingent deferred sales charges received by JH Funds amounted to $18,294.

  In addition, to compensate JH Funds for the services it provided as distributor of shares of the Fund, the Fund had adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses which in total did not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In order to comply with this rule, the 12b-1 fee was decreased on Class B shares to 0.95% effective July 1, 1995 and further reduced to 0.75% on August 1, 1995.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INVESTMENT QUALITY BOND FUND

The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out of pocket expenses.

  Mr. Edward J. Boudreau, Jr. was a director and officer of the Adviser and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may have elected to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets. The deferred compensation liability was marked to market on a periodic basis and income earned by the investment was recorded on the Fund's books.

  The Fund had an independent advisory board composed of certain members of the former Tranamerica Board of Trustees who provided advice to the current Trustees in order to facilitate a smooth management transition for which the Fund paid the advisory board and its counsel a fee.

NOTE C  --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. Government and its agencies and short-term securities, during the period ended September 15, 1995 aggregated $18,366,412 and $31,491,515, respectively. Purchases and proceeds from sales of obligations of the U.S. Government and its agencies during the period ended September 15, 1995 aggregated $51,701,997 and $47,720,998, respectively.

The cost of investments owned at September 15, 1995 for Federal income tax purposes was $83,005,276. Gross unrealized appreciation and depreciation of investments aggregated $2,706,610, and $1,987,794, respectively, resulting in net unrealized appreciation of $718,816.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the fiscal period ended September 15, 1995, the Fund has reclassified amounts to reflect an increase in undistributed net investment income of $44,875 and a decrease in capital paid-in of $44,875. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 15, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                               JOHN HANCOCK FUNDS







                                  JOHN HANCOCK
                             INTERMEDIATE GOVERNMENT
                                      TRUST






                                  FINAL REPORT




                               SEPTEMBER 22, 1995

         John Hancock Funds - John Hancock Intermediate Government Trust

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                             Patricia P. McCarter *
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.) *
                                John P. Toolan *
                        * Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                             John Hancock Funds, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - John Hancock Intermediate Government Trust
STATEMENT OF ASSETS AND LIABILITIES
Final Report                 September 22, 1995* (Unaudited)
----------------------------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
United States government and agencies securities
 (cost - $6,599,064)                                                                     $6,688,567
Joint repurchase agreement (cost - $287,000)                                                287,000
Corporate savings account                                                                       914
                                                                            ------------------------
                                                                                          6,976,481
Receivable for investments sold                                                               2,152
Interest receivable                                                                          75,737
Receivable from John Hancock Advisers, Inc. - Note B                                         56,287
Other assets                                                                                  1,030
                                                                            ------------------------
                             Total Assets                                                 7,111,687
                             -----------------------------------------------------------------------
LIABILITIES:
Payable for shares repurchased                                                                  793
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                                      9,824
Accounts payable and accrued expenses                                                        20,893
                                                                            ------------------------
                             Total Liabilities                                               31,510
                             -----------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                           7,873,356
Accumulated net realized loss on investments                                               (882,682)
Net unrealized appreciation of investments                                                   89,503
                                                                            ------------------------
                             Net Assets                                                  $7,080,177
                             =======================================================================
NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with $0.01 per share par value, respectively)
  Class A -                             $6,599,818   /         698,546                        $9.45
====================================================================================================
  Class B -                               $480,359   /         50,843                         $9.45
====================================================================================================
MAXIMUM OFFERING PRICE PER SHARE**
Class A - ($9.45 x 104.71%)                                                                   $9.90
====================================================================================================

* The net assets of the John Hancock Intermediate Government Trust ("the Fund") were merged into the John Hancock Adjustable U.S. Government Trust as of the close of business on September 22, 1995 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price was reduced.


                       See notes to financial statements.

John Hancock Funds - John Hancock Intermediate Government Trust
STATEMENT OF OPERATIONS
For the period April 1, 1995 to
September 22, 1995* (Unaudited)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                                         $316,332
                                                                                   -------------------------
Expenses:
  Investment management fee - Note B                                                                 19,342
  Distribution/service fee - Note B
   Class A                                                                                            8,920
   Class B                                                                                            2,480
  Auditing fee                                                                                       26,608
  Printing                                                                                           26,260
  Custodian fee                                                                                      24,911
  Legal fees                                                                                         16,224
  Transfer agent fee - Note B                                                                         9,198
  Registration and filing fees                                                                        8,291
  Miscellaneous                                                                                         639
  Trustees' fees                                                                                        319
  Advisory board fee                                                                                    200
                                                                                   -------------------------
                                 Total Expenses                                                     143,392
                                 Less Expenses Reimbursable
                                 by John Hancock Advisers, Inc.-
                                 Note B                                                             (91,570)
                                                                                   -------------------------
                                 Net Expenses                                                        51,822
                                 ---------------------------------------------------------------------------
                                 Net Investment Income                                              264,510
                                 ---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments sold                                                            (153,740)
  Change in net unrealized appreciation/depreciation
   of investments                                                                                   337,562
                                                                                   -------------------------
                                 Net Realized and Unrealized Gain on
                                 Investments                                                        183,822
                                 ---------------------------------------------------------------------------
                                 Net Increase in Net Assets
                                 Resulting from Operations                                         $448,332
                                 ===========================================================================

     * The net assets of the John Hancock Intermediate Government Trust ("the Fund") were merged into the John Hancock Adjustable U.S. Government Trust as of the close of business on September 22, 1995 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).


                       See notes to financial statements.

John Hancock Funds - John Hancock Intermediate Government Trust
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE PERIOD
                                                                                       APRIL 1, 1995 TO        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                                    SEPTEMBER 22, 1995        MARCH 31,
FROM OPERATIONS:                                                                        (UNAUDITED)***            1995
                                                                                        --------------       ------------------
  Net investment income                                                                           $264,510            $614,636
  Net realized loss on investments sold                                                           (153,740)           (612,843)
  Change in net unrealized appreciation/depreciation of investments                                337,562             185,575
                                                                                    -------------------------------------------
                   Net Increase in Net Assets Resulting from Operations                            448,332             187,368
                                                                                    -------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income
   Class A - ($0.3188 and $0.6252 per share, respectively)                                        (251,124)           (606,830)
   Class B** - ($0.2871 and $0.2785 per share, respectively)                                       (17,046)             (4,486)
                                                                                    -------------------------------------------
                   Total Distributions to Shareholders                                            (268,170)           (611,316)
                                                                                    -------------------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                             (1,405,587)         (1,010,030)
                                                                                    -------------------------------------------

NET ASSETS:
  Beginning of period                                                                            8,305,602           9,739,580
                                                                                    -------------------------------------------
  End of period (including undistributed net investment income of
    none and $3,660, respectively)                                                              $7,080,177          $8,305,602
                                                                                    ===========================================

* ANALYSIS OF FUND SHARE TRANSACTIONS:                                      FOR THE PERIOD
                                                                           APRIL 1, 1995 TO
                                                                          SEPTEMBER 22, 1995                YEAR ENDED
                                                                            (UNAUDITED)***                MARCH 31, 1995
                                                                            --------------                --------------
                                                                       SHARES           AMOUNT      SHARES              AMOUNT
                                                                       ------           ------      ------              ------
CLASS A
  Shares sold                                                          8,230           $83,731      143,806          $1,366,714
  Shares issued to shareholders in reinvestment of distributions      13,017           153,769       42,067             392,164

                                                                  --------------------------------------------------------------
                                                                      21,247           237,500      185,873           1,758,878
  Less shares repurchased                                           (185,636)       (1,815,739)    (328,696)         (3,062,091)
                                                                  --------------------------------------------------------------
  Net decrease                                                      (164,389)      ($1,578,239)    (142,823)        ($1,303,213)
                                                                  ==============================================================
CLASS B**
  Shares sold                                                        110,411        $1,031,975       40,014            $368,660
  Shares issued to shareholders in reinvestment of                       754             8,221          338               3,123
distributions
                                                                  --------------------------------------------------------------
                                                                     111,165         1,040,196       40,352             371,783
  Less shares repurchased                                            (92,108)         (867,544)      (8,567)            (78,600)
                                                                  --------------------------------------------------------------
  Net increase                                                        19,057          $172,652       31,785            $293,183
                                                                  ==============================================================

**   Class B shares commenced operations on September 30, 1994.

*** The net assets of the John Hancock Intermediate Government Trust ("the Fund") were merged into the John Hancock Adjustable U.S. Government Trust as of the close of business on September 22, 1995 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).


                       See notes to financial statements.

John Hancock Funds - John Hancock Intermediate Government Trust

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
-----------------------------------------------------------------------------------------------------------------------------

                                                           FOR THE PERIOD
                                                          APRIL 1, 1995 TO
                                                         SEPTEMBER 22, 1995                YEAR ENDED MARCH 31,
                                                         --------------------------------------------------------------------
                                                             (UNAUDITED)     1995(f)     1994      1993      1992      1991
                                                             ----------      -------   -------    ------    ------    -------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                         $  9.28      $  9.68   $ 10.23    $  9.84   $  9.62   $  9.45
                                                                -------      -------   -------    -------   -------   -------
   Net Investment Income                                           0.31         0.63      0.63       0.57      0.70      0.78
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                   0.18        (0.40)    (0.54)      0.40      0.23      0.17
                                                                -------      -------   -------    -------   -------   -------
     Total from Investment Operations                              0.49         0.23      0.09       0.97      0.93      0.95
                                                                -------      -------   -------    -------   -------   -------

   Less Distributions:
     Dividends from Net Investment Income                         (0.32)       (0.63)    (0.64)     (0.58)    (0.71)    (0.78)
                                                                -------      -------   -------    -------   -------   -------
   Net Asset Value, End of Period                               $  9.45 (c)  $  9.28   $  9.68    $ 10.23   $  9.84   $  9.62
                                                                =======      =======   =======    =======   =======   =======
   Total Investment Return at Net Asset Value                      5.29%(a)     2.50%     0.73%     10.13%     9.89%    10.47%
   Total Adjusted Investment Return at Net Asset
     Value (d)                                                     4.15%(a)     2.08%    (0.01%)     7.33%     6.39%     8.44%

Ratios and Supplemental Data
   Net Assets, End of Period (000's omitted)                    $ 6,600      $ 8,011   $ 9,740    $ 1,494   $ 1,414   $ 1,537
   Ratio of Expenses to Average Net Assets                         1.30%*       1.29%     1.30%      0.45%     0.51%     0.60%
   Ratio of Adjusted Expenses to Average Net Assets (d)            3.69%*       1.71%     2.04%      3.25%     4.01%     2.63%
   Ratio of Net Investment Income to Average Net Assets            6.94%*       6.68%     6.08%      5.64%     7.12%     8.41%
   Ratio of Adjusted Net Investment Income to Average
     Net Assets (d)                                                4.55%*       6.26%     5.34%      2.84%     3.62%     6.38%
   Portfolio Turnover Rate                                           42%          74%       89%        73%      169%       97%
  ** Expense Reimbursement Per Share                            $  0.11      $  0.04   $  0.08    $  0.29   $  0.34   $  0.20

                                                                                          FOR THE PERIOD
                                                                    FOR THE PERIOD       SEPTEMBER 30, 1994
                                                                   APRIL 1, 1995 TO        (COMMENCEMENT
                                                                  SEPTEMBER 22, 1995       OF OPERATIONS)
                                                                 ---------------------  TO MARCH 31, 1995 (f)
                                                                       (UNAUDITED)      ---------------------
                                                                       -----------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period                              $   9.28               $   9.27 (b)
                                                                     ---------              ---------
   Net Investment Income                                                 0.28                   0.28
   Net Realized and Unrealized Gain on Investments                       0.18                   0.01 (e)
                                                                     ---------              ---------
     Total from Investment Operations                                    0.46                   0.29
                                                                     ---------              ---------

   Less Distributions:
     Dividends from Net Investment Income                               (0.29)                 (0.28)
                                                                     ---------              ---------
   Net Asset Value, End of Period                                    $   9.45 (c)           $   9.28
                                                                     =========              =========
   Total Investment Return at Net Asset Value                           4.91% (a)              3.17% (a)
   Total Adjusted Investment Return at Net Asset Value (d)              3.77% (a)              2.75% (a)

Ratios and Supplemental Data
   Net Assets, End of Period (000's omitted)                         $    480               $    295
   Ratio of Expenses to Average Net Assets                              1.98% *                2.04% *
   Ratio of Adjusted Expenses to Average Net Assets (d)                 4.37% *                2.46% *
   Ratio of Net Investment Income to Average Net Assets                 6.23% *                5.93% *
   Ratio of Adjusted Net Investment Income to Average Net Assets(d)     3.84% *                5.51% *
   Portfolio Turnover Rate                                                42%                    74%
  ** Expense Reimbursement Per Share                                    $0.11                  $0.02


      *   On an annualized basis.

     (a)  Not annualized.

     (b)  Initial price to commence operations.

     (c) Net asset value per share, before the merger of assets to the John Hancock Adjustable U.S. Government Trust, and the termination of the Fund. (See Note A to the Notes to Financial Statements).

     (d)  On an unreimbursed basis without expense reduction.

     (e)  May not accord to amounts shown elsewhere in the financial statements.

     (f) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.


                       See notes to financial statements.

                 JOHN HANCOCK FUNDS - JOHN HANCOCK INTERMEDIATE  GOVERNMENT TRUST

Schedule of Investments
September 22, 1995 (Unaudited)
 ...................................................................................................................................
                                                                                                        PAR VALUE
                                                                  INTEREST         MATURITY               (000's          MARKET
ISSUER, DESCRIPTION                                                 RATE             DATE                OMITTED)          VALUE
-------------------                                                 ----             ----                --------          -----
U.S. GOVERNMENT AND AGENCIES SECURITIES
GOVERNMENTAL - U.S  (72.32%)
    United States Treasury, Bond                                    11.125 %        8/15/03              $3,685          $4,783,572
    United States Treasury, Note                                     9.375          4/15/96                 330             336,600
                                                                                                                         ----------
                                                                                                                          5,120,172
                                                                                                                         ----------


GOVERNMENTAL-U.S AGENCIES  (22.15%)
     Federal National Mortgage Association                           8.500          8/01/24               1,517           1,568,395
                                                                                                                         ----------

                                                                             TOTAL U.S. GOVERNMENT AND
                                                                                AGENCIES SECURITIES
                                                                                 (Cost $6,599,064)       (94.47%)         6,688,567
                                                                                                         ------         -----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement  (4.06%)
     Investment in a joint repurchase
       agreement transaction with
       Lehman Brothers, Inc. - Dated 09-22-95,
       due 09-25-95 (secured by U.S.
       Treasury Bill, 5.46% due 02-29-96 and
       by U.S. Treasury Notes 4.00% thru 8.75%
       due 01-31-96 thru 6-30-98) -
       Note A                                                        5.630          9/25/95                $287            287,000
                                                                                                                        ----------


Corporate Savings Account  (0.01%)
     Investors Bank & Trust Company
       Daily Interest Savings Account
       Current Rate 3.00%                                                                                                      914
                                                                                                                        -----------
                                                                        TOTAL SHORT -TERM INVESTMENTS     (4.07%)          287,914
                                                                                                       --------        -----------
                                                                                    TOTAL INVESTMENTS    (98.54%)       $8,976,481
                                                                                                       ========        ===========


The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INTERMEDIATE GOVERNMENT TRUST

(UNAUDITED)
NOTE A  --
ACCOUNTING POLICIES

John Hancock Bond Fund, (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. Prior to September 22, 1995, the Trust consisted of six series portfolios: John Hancock Intermediate Government Trust (the "Fund"), John Hancock Investment Quality Bond Trust, John Hancock U.S. Government Trust, John Hancock Government Securities Trust, Adjustable U.S. Government Fund and John Hancock Adjustable U.S. Government Trust. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives.

  The Trustees authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which beared distribution/service expenses under the terms of a distribution plan had exclusive voting rights regarding such distribution plan. Class A shares were subject to an initial sales charge of up to 4.50% (prior to May 15, 1995 the sales charge was 4.75%), and a 12b-1 distribution plan. Class B shares were subject to a contingent deferred sales charge and a separate 12b-1 distribution plan.

  On September 8, 1995, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Adjustable U.S. Government Trust ("Adjustable U.S. Government Trust") providing for the transfer of substantially all of the assets and liabilities of the Fund to Adjustable U.S. Government Trust in exchange solely for shares of beneficial interest of Adjustable U.S. Government Trust. After this transaction and as of the close of business on September 22, 1995, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund. Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INTERMEDIATE GOVERNMENT TRUST

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that were applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders. As of September 22, 1995, the Fund's final tax year end, for Federal income tax purposes, the Fund had $882,712 of capital loss carryforwards available. To the extent that such carryforwards were used by the Fund, no capital gains distributions were made. The carryforwards expire as follows: 1997 -- $28,597, 2002 -- $706,792, and 2003 -- $147,323. The
unused capital loss carryforwards as of September 22, 1995 were transferred to the John Hancock Adjustable U.S. Government Trust. These capital loss carryforwards will be available, to the extent provided by regulations, to offset future net realized capital gains of the John Hancock Adjustable U.S. Government Trust. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities was recorded on the accrual basis.

  The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that were applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual Fund. Expenses which were not identifiable to a specific Fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, were calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B  --
MANAGEMENT FEE,
ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.50% of the Fund's average daily net asset value.

  In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund was registered to sell shares of beneficial interest, the fee payable to the Adviser was reduced to the extent of such excess and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The limits were 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

  The Adviser had agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 1.30% and 2.05% of the Fund's average daily net asset value of Class A and Class B shares, respectively. The Class B limit was reduced to 1.97% during the period due to the redemption of 12b-1 expenses as noted below. Accordingly, for the period ended September 22, 1995, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit for the Fund amounted to $91,570.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INTERMEDIATE GOVERNMENT TRUST

The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 22, 1995, JH Funds received net sales charges of $1,374 with regard to sales of Class A shares. Out of this amount, $179 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,195 was paid as sales commissions to unrelated broker-dealers.

  Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 22, 1995 contingent deferred sales charges received by JH Funds amounted to $603.

  In addition, to compensate JH Funds for the services it provided as distributor of shares of the Fund, the Fund adopted Distribution Plans with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments for distribution and service expenses which in total did not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances. In order to comply with this rule, the 12b-1 fee was decreased for Class B shares to 0.95% effective June 1, 1995 and was further decreased to 0.75% effective August 1, 1995.

  The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out of pocket expenses.

  Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates. The compensation of unaffiliated Trustees was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets.

  The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

NOTE C  --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of obligations of the U.S. Government and its agencies, other than short-term obligations, during the period ended September 22, 1995 aggregated $2,954,016 and $3,159,736, respectively.

  The cost of investments owned at September 22, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $6,886,064. Gross unrealized appreciation and depreciation of investments aggregated $114,872, and $25,369, respectively, resulting in net unrealized appreciation of $89,503.

                          NOTES TO FINANCIAL STATEMENTS
         JOHN HANCOCK FUNDS - JOHN HANCOCK INTERMEDIATE GOVERNMENT TRUST


NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the period ended September 22, 1995, the Fund has reclassified $30,025 from capital paid-in to undistributed net investment income. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 22, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                               John Hancock Funds








                                  JOHN HANCOCK
                                U. S. GOVERNMENT
                                      TRUST





                                  FINAL REPORT





                               SEPTEMBER 22, 1995

             John Hancock Funds - John Hancock U.S. Government Trust

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                             Patricia P. McCarter *
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.) *
                                John P. Toolan *
                        * Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              PRINCIPAL DISTRIBUTOR
                             John Hancock Funds, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - John Hancock U.S. Government Trust
STATEMENT OF ASSETS AND LIABILITIES
Final Report September 22, 1995* (Unaudited)
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
United States government and agencies securities
 (cost - $17,311,529)                                                                                $17,673,844
Short-term notes (cost $1,415,000)                                                                     1,415,000
Corporate savings account                                                                                    922
                                                                                         ------------------------
                                                                                                      19,089,766
Receivable for investments sold                                                                        4,424,433
Interest receivable                                                                                      149,359
Other assets                                                                                               2,229
                                                                                         ------------------------
                  Total Assets                                                                        23,665,787
                  -----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares repurchased                                                                            23,332
Payable for investments purchased                                                                      7,302,118
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                                                   8,854
Accounts payable and accrued expenses                                                                     10,277
                                                                                         ------------------------
                  Total Liabilities                                                                    7,344,581
                  -----------------------------------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                                       69,653,757
Accumulated net realized loss on investments and
  financial futures contracts                                                                        (53,694,866)
Net unrealized appreciation of investments                                                               362,315
                                                                                         ------------------------
                  Net Assets                                                                         $16,321,206
                  ===============================================================================================
NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with $0.01per share par value, respectively)

  Class A -                  $16,043,311   /    2,036,421                                                  $7.88
=================================================================================================================
  Class B -                     $277,895   /    35,266                                                     $7.88
=================================================================================================================
MAXIMUM OFFERING PRICE PER SHARE**
Class A - ($7.88 x 104.71%)                                                                                $8.25
=================================================================================================================

* The net assets of John Hancock U.S. Government Trust (the "Fund") were merged into the John Hancock Adjustable U.S. Government Fund as of the close of business September 22, 1995 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflect the Fund's position prior to the transfer of the net assets and termination of the Fund. (See Note A to the Notes to Financial Statements).

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price was reduced.

                       See notes to financial statements.

John Hancock Funds - John Hancock U.S. Government Trust
STATEMENT OF OPERATIONS
For the period April 1, 1995 to September 22, 1995 * (Unaudited)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                                 $661,042
                                                                                          ------------------------
Expenses:
  Investment management fee - Note B                                                                       52,816
  Custodian fee                                                                                            35,119
  Distribution/service fee - Note B
    Class A                                                                                                19,973
    Class B                                                                                                 1,263
  Printing                                                                                                 16,305
  Auditing fee                                                                                             12,573
  Transfer agent fee                                                                                        8,771
  Registration and filing fees                                                                              8,714
  Legal fees                                                                                                4,671
  Miscellaneous                                                                                               563
  Advisory board fee                                                                                          312
  Trustees' fees                                                                                              225
                                                                                          ------------------------
                                 Total Expenses                                                           161,305
                                                                                          ------------------------
                                 Net Investment Income                                                    499,737
                                                                                          ------------------------

Realized and Unrealized Loss on Investments:
  Net realized gain on investments sold                                                                    64,549
  Change in net unrealized appreciation/depreciation
   of investments                                                                                         406,521
                                                                                          ------------------------
                                 Net Realized and Unrealized Gain on
                                 Investments                                                              471,070
                                 ---------------------------------------------------------------------------------
                                 Net Increase in Net Assets
                                 Resulting from Operations                                               $970,807
                                 =================================================================================

* The net assets of John Hancock U.S. Government Trust (the "Fund") were merged into the John Hancock Adjustable U.S. Government Fund as of the close of business September 22, 1995 and the Fund was subsequently terminated. The Statement of Operations reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Funds - John Hancock U.S. Government Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE PERIOD
                                                                                   APRIL 1, 1995 TO                YEAR ENDED
                                                                                  SEPTEMBER 22,1995                MARCH 31,
                                                                                     (UNAUDITED)                      1995
                                                                                     -----------                      ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                                                                     $499,737                 $1,564,753
  Net realized gain (loss) on investments sold and financial futures contracts                64,549                 (2,440,350)
  Change in net unrealized appreciation/depreciation of investments and
    financial futures contracts                                                              406,521                  1,489,299
                                                                                 -----------------------------------------------
                         Net Increase in Net Assets Resulting from Operations                970,807                    613,702
                                                                                 -----------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income
    Class A - ($0.2304 and $0.5678 per share, respectively)                                 (491,095)                (1,549,572)
    Class B *** - ($0.2054 and $0.2490 per share, respectively)                               (7,536)                    (3,939)
  Distributions in excess of net investment income
    Class A - (none and $0.0050 per share, respectively)                                       ----                      (1,106)
                                                                                 -----------------------------------------------
                         Total Distributions to Shareholders                                (498,631)                (1,554,617)
                                                                                 -----------------------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                       (1,931,877)                (5,018,515)
                                                                                 -----------------------------------------------

NET ASSETS:
  Beginning of period                                                                     17,780,907                 23,740,337
  End of period (including distibutions in excess of net investment income of
    none and $1,106, respectively)                                               -----------------------------------------------
                                                                                         $16,321,206                $17,780,907
                                                                                 ===============================================

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                                  FOR THE PERIOD APRIL 1, 1995
                                                                                    TO SEPTEMBER 22, 1995 **
                                                                                    ------------------------
                                                                                          (UNAUDITED)
                                                                                          -----------
                                                                         SHARES                            AMOUNT
                                                                         ------                            ------
CLASS A
  Shares sold                                                                 34,653                          $270,823
  Shares issued to shareholders in reinvestment of distributions              13,149                           103,065
                                                                   -----------------------------------------------------------------
                                                                              47,802                           373,888
  Less shares repurchased                                                   (302,053)                       (2,377,054)
                                                                   -----------------------------------------------------------------
    Net decrease                                                            (254,251)                      ($2,003,166)
                                                                   =================================================================
CLASS B ***
  Shares sold                                                                 12,163                           $93,719
  Shares issued to shareholders in reinvestment of distributions                 319                             2,501
                                                                   -----------------------------------------------------------------
                                                                              12,482                            96,220
  Less shares repurchased                                                     (3,098)                          (24,931)
                                                                   -----------------------------------------------------------------
    Net increase                                                               9,384                           $71,289
                                                                   =================================================================

                                                                                  YEAR ENDED MARCH 31,
                                                                                         1995
                                                                                         ----
                                                                         SHARES                       AMOUNT
                                                                         ------                       ------
CLASS A
  Shares sold                                                                384,350                 $2,961,231
  Shares issued to shareholders in reinvestment of distributions              58,661                    450,381
                                                                   ---------------------------------------------
                                                                             443,011                  3,411,612
  Less shares repurchased                                                 (1,126,066)                (8,625,358)
                                                                   ---------------------------------------------
    Net decrease                                                            (683,055)               ($5,213,746)
                                                                   =============================================
CLASS B ***
  Shares sold                                                                 27,216                   $205,317
  Shares issued to shareholders in reinvestment of distributions                  34                        263
                                                                   ---------------------------------------------
                                                                              27,250                    205,580
  Less shares repurchased                                                     (1,368)                   (10,349)
                                                                   --------------------------------------------
    Net increase                                                              25,882                   $195,231
                                                                   =============================================


** The net assets of the Fund were merged with John Hancock Adjustable U.S. Government Fund as of the close of business on September 22, 1995, and the Fund was subsequently terminated. The Statement of Changes in Net Assets does not reflect the merger of net assets or termination of the Fund. (see Note A to the Notes to Financial Statements).

***  Class B shares commenced operations on September 30, 1994.


                       See notes to financial statements.

John Hancock Funds - John Hancock U.S. Government Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the preiod indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                 APRIL 1, 1995 TO
                                                                SEPTEMBER 15, 1995                             YEAR ENDED MARCH 31,
                                                                --------------------------------------------------------------------
                                                                   (UNAUDITED)               1995 (f)                1994
                                                                   -----------               --------                ----
CLASS A
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                            $      7.68              $      7.98           $      8.49
                                                                   -----------              -----------           -----------
   Net Investment Income                                                  0.23                     0.58                  0.58
   Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts                                       0.20                    (0.31)                (0.48)
                                                                   -----------              -----------           -----------
     Total from Investment Operations                                     0.43                     0.27                  0.10
                                                                   -----------              -----------           -----------

   Less Distributions:
     Dividends from Net Investment Income                                (0.23)                   (0.57)                (0.61)
                                                                   -----------              -----------           -----------
   Net Asset Value, End of Period                                  $      7.88(g)           $      7.68           $      7.98
                                                                   ===========              ===========           ===========
   Total Investment Return at Net Asset Value                             5.65%(e)                 3.68%                 1.05%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                       $    16,043              $    17,582           $    23,740
   Ratio of Expenses to Average Net Assets (b)                            1.95%*                   1.59%                 1.37%
   Ratio of Net Investment Income to Average Net Assets                   6.16%*                   7.69%                 6.86%
   Portfolio Turnover Rate                                                 102%                     438%                  264%



                                                                                     YEAR ENDED MARCH 31,
                                                                    ---------------------------------------------------------
                                                                       1993                  1992                    1991
                                                                       ----                  ----                    ----
CLASS A
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                             $      8.16           $      8.34             $      8.18
                                                                    -----------           -----------             -----------
   Net Investment Income                                                   0.61                  0.87(a)                 0.90
   Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts                                        0.43                 (0.22)                   0.11
                                                                    -----------           -----------             -----------
     Total from Investment Operations                                      1.04                  0.65                    1.01
                                                                    -----------           -----------             -----------

   Less Distributions:
     Dividends from Net Investment Income                                 (0.71)                (0.83)                  (0.85)
                                                                    -----------           -----------             -----------
   Net Asset Value, End of Period                                   $      8.49           $      8.16             $      8.34
                                                                    ===========           ===========             ===========
   Total Investment Return at Net Asset Value                             13.13%                 8.05%                  13.04%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                        $    18,159           $    21,184             $   123,493
   Ratio of Expenses to Average Net Assets (b)                             1.31%                 1.08%                   1.13%
   Ratio of Net Investment Income to Average Net Assets                    7.07%                10.48%                  10.72%
   Portfolio Turnover Rate                                                  342%                  179%                    154%


                                                             FOR THE PERIOD        FOR THE PERIOD
                                                            APRIL 1, 1995 TO     SEPTEMBER 30, 1994
                                                           SEPTEMBER 15, 1995      (COMMENCEMENT
                                                           ------------------      OF OPERATIONS)
                                                              (UNAUDITED)       TO MARCH 31, 1995(f)
                                                              -----------       --------------------
CLASS B
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                        $  7.68               $  7.61(c)
                                                               -------               -------
   Net Investment Income                                          0.21                  0.26(a)
   Net Realized and Unrealized Gain on Investments
    and Financial Futures Contracts                               0.20                  0.06(d)
                                                               -------               -------
     Total from Investment Operations                             0.41                  0.32
                                                               -------               -------

   Less Distributions:
     Dividends from Net Investment Income                        (0.21)                (0.25)
                                                               -------               -------
   Net Asset Value, End of Period                              $  7.88(g)            $  7.68
                                                               =======               =======
   Total Investment Return at Net Asset Value                     5.32%(e)              4.28%(e)

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                   $   278               $   199
   Ratio of Expenses to Average Net Assets (b)                    2.65%*                2.34%*(b)
   Ratio of Net Investment Loss to Average Net Assets             5.51%*                6.94%*
   Portfolio Turnover Rate                                         102%                  438%


*    On an annualized basis.

(a)  On average month end shares outstanding.

(b) Excluding interest expense, which equalled 0.17% for the year ended March 31, 1995, 0.04% for the year ended March 31, 1994, and 0.17% for the year ended March 31, 1992.

(c)  Initial price to commence operations.

(d)  May not accord to amounts shown elsewhere in the financial statements.

(e)  Not annualized.

(f) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.

(g) Net asset value per share, before the merger of assets to the John Hancock Adjustable U.S. Government Trust, and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

            John Hancock Funds - John Hancock U.S. Government Trust

Schedule of Investments
September 22, 1995 (Unaudited)

                                                                                             Par Value
                                                     Interest           Maturity              (000`s             Market
Issuer - Description                                   Rate               Date               Omitted)             Value
--------------------                                   ----               ----               --------             -----

U.S. GOVERNMENT AND AGENCIES SECURITIES

 GOVERNMENTAL - U.S. ( 31.50%)

 United States Treasury, Bond                          12.000 %          8-15-13    $          1,910      $         2,801,435
 United States Treasury, Bond                           7.625            2-15-25                 100 *                111,797
 United States Treasury, Note                           8.875            5-15-00               2,000 *              2,228,120
                                                                                                            -----------------
                                                                                                                    5,141,352
                                                                                                            -----------------

 Governmental - U.S. Agencies ( 76.79%)

Federal National Mortgage Association,
   30 Yr SF Pass Thru Ctf                               7.000             9-1-10               2,450 *              2,450,000

 Government National Mortgage Association,
   30 Yr SF Pass Thru Ctf                               7.500            5-15-24               2,139                2,153,820
   30 Yr SF Pass Thru Ctf                               8.000            5-15-24  to           3,823                3,920,797
                                                                        11-15-24
   30 Yr SF Pass Thru Ctf                               9.000            4-15-16  to           3,784                4,007,875
                                                                         1-15-17
                                                                                                            -----------------
                                                                                                                   12,532,492
                                                                                                            -----------------



                                              TOTAL U.S. GOVERNMENT AND
                                              AGENCIES SECURITIES

                                                                  (Cost  $17,311,529)        (108.29%)             17,673,844
                                                                                      ---------------       -----------------

 SHORT-TERM INVESTMENTS

JOINT REPURCHASE AGREEMENT (  8.67%)

  Investment in a joint repurchase agreement
    transaction with Lehman Brothers, Dated
    09-22-95, Due 09-25-95 (secured by U. S.
    Treasury Notes, 4.00% through 8.75%
     due 01-31-96 through 06-30-98 and U.S.
     Treasury Bill due 02-29-96) - Note A                5.63           09-25-95               1,415                1,415,000
                                                                                                            -----------------


 CORPORATE SAVINGS ACCOUNT (  0.00%)
   Investors Bank & Trust Company
   Daily Interest Savings Account Current Rate 3.00%                                                                      922
                                                                                                            -----------------

                                              TOTAL SHORT-TERM INVESTMENTS                     (8.67%)              1,415,922
                                                                                      ---------------       -----------------

                                                        TOTAL  INVESTMENTS                   (116.96%)      $      19,089,766
                                                                                      ================      =================


* Securities, other than short-term investments, newly added to the portfolio during the period April 1 to September 22, 1995. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
             JOHN HANCOCK FUNDS - JOHN HANCOCK U.S. GOVERNMENT TRUST

(UNAUDITED)
NOTE A ---
ACCOUNTING POLICIES

John Hancock Bond Fund, (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. Prior to September 15, 1995, the Trust consisted of six series portfolios: John Hancock U.S. Government Trust (the "Fund"), John Hancock Investment Quality Bond Fund, John Hancock Government Securities Trust, John Hancock Intermediate Government Trust, John Hancock Adjustable U.S. Government Fund and John Hancock Adjustable U.S. Government Trust. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives.

   The Trustees have authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 4.50% and a 12b-1 distribution plan. Prior to May 1, 1995, the maximum sales charge was 4.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan.

   On September 8, 1995, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Adjustable U.S. Government Fund providing for the transfer of substantially all of the assets and liabilities of the Fund to Adjustable U.S. Government Fund in exchange solely for shares of beneficial interest of Adjustable U.S. Government Fund. After this transaction and as of the close of business on September 22, 1995, the Fund was terminated. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

OPTIONS Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Purchased put or call over-the-counter options were valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked' prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

  The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

                          NOTES TO FINANCIAL STATEMENTS
             JOHN HANCOCK FUNDS - JOHN HANCOCK U.S. GOVERNMENT TRUST

  Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

  At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities. There were no written option transactions for the period ended September 22, 1995.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract will be valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker will be made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

  When the contracts are closed, the Fund will recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

  For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At September 22, 1995, there were no open positions in financial futures contracts.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAX The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It was not subject to Federal income tax on taxable earnings which were distributed to shareholders. As of September 22, 1995, the Fund's final tax year end, for Federal income tax purposes, the Fund has $53,694,866 of capital loss carryforwards available. To the extent that such carryforwards were used by the Fund, no capital gain distributions were made. The carryforwards expire as follows: 1996 - $39,799,667, 1997 - $2,986,286, 1998 - $5,412,804, 1999 -
$653,763, 2000 - $2,152,064, 2002 - $2,529,305 and 2003 - $160,977. The unused capital loss carryforwards as of September 22, 1995 were transferred to the John Hancock Adjustable U.S. Government Trust. These capital loss carryforwards will be available, to the extent provided by regulations, to offset future net capital gains of the John Hancock Adjustable U.S. Government Trust. Expired capital loss carryforwards are reclassed to capital paid-in, in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

                          NOTES TO FINANCIAL STATEMENTS
             JOHN HANCOCK FUNDS - JOHN HANCOCK U.S. GOVERNMENT TRUST

EXPENSES The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B ---
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.650% of the first $200,000,000 of the Fund's average daily net asset value, 0.625% of the next $300,000,000, and 0.600% of the Fund's average daily net asset value in excess of $500,000,000.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

  The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 22, 1995, JH Funds received net sales charges of $7,235 with regard to sales of Class A shares. Out of this amount, $3,856 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $3,319 was paid as sales commissions to unrelated broker-dealers.

    Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 22, 1995 contingent deferred sales charges received by JH Funds amounted to $45.

    In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds, for distribution and service expenses at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

    The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out of pocket expenses.

    Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser, and its affiliates as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock

                          NOTES TO FINANCIAL STATEMENTS
             JOHN HANCOCK FUNDS - JOHN HANCOCK U.S. GOVERNMENT TRUST

Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

   The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

NOTE C---
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of obligations of the U.S. government and its agencies, other than short-term obligations, during the period ended September 22, 1995 aggregated $19,770,492 and $19,472,121, respectively.

The cost of investments owned at September 22, 1995 for Federal income tax purposes was $17,311,529. Gross unrealized appreciation and depreciation of investments aggregated $386,023 and $23,708, respectively, resulting in net unrealized appreciation of $362,315.

NOTE D---
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the fiscal period ended September 22, 1995, the Fund has reclassified $29,875 from capital paid-in to undistributed net investment income. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 22, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                               John Hancock Funds






                                   ADJUSTABLE
                                      U.S.
                                   GOVERNMENT
                                      FUND






                               SEPTEMBER 22, 1995

        John Hancock Funds - John Hancock Adjustable U.S. Government Fund
                       - Adjustable U.S. Government Trust

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                             Patricia P. McCarter *
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.) *
                                John P. Toolan *
                        * Members of the Audit Committee
                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer
                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111
                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              PRINCIPAL DISTRIBUTOR
                             John Hancock Funds, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - Adjustable U.S. Government Trust (Fund)
STATEMENT OF ASSETS AND LIABILITIES
September 22, 1995 (Unaudited) **
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in corresponding Portfolio, at value
2,042,729 shares (cost - $20,006,045) - Note A                                                                      $20,018,691
Dividends receivable from Portfolio                                                                                      91,562
Receivable from John Hancock Advisers, Inc. - Note B                                                                     73,035
Deferred organization expenses - Note A                                                                                  16,956
Miscellaneous assets                                                                                                      3,298
                                                                                                      --------------------------
                              Total Assets                                                                           20,203,542
                              --------------------------------------------------------------------------------------------------
LIABILITIES:
Dividend payable                                                                                                         84,059
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                                                                  9,822
Accounts payable and accrued expenses                                                                                    40,517
                                                                                                      --------------------------
                              Total Liabilities                                                                         134,398
                              --------------------------------------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                                                      21,071,166
Accumulated net realized loss on investments                                                                         (1,021,646)
Net unrealized appreciation of investments                                                                               12,646
Undistributed net investment income                                                                                       6,978
                                                                                                      --------------------------
                              Net Assets                                                                            $20,069,144
                              ==================================================================================================
NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 per share par value, respectively)

  Class A -                                    $11,179,338  \ 1,137,880                                             $      9.82
================================================================================================================================
  Class B  -                                    $8,889,806  \ 904,849                                               $      9.82
================================================================================================================================
MAXIMUM OFFERING PRICE PER SHARE*
Class A - ($9.82 x 103.09%)                                                                                         $     10.12
================================================================================================================================

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** The net assets of the John Hancock Adjustable U.S. Government Trust (the "Fund") were combined the net assets of the John Hancock Adjustable U.S. Government Fund (the "Portfolio") as of the close of business on September 22, 1995. The Statement of Assets and Liabilities reflects the Fund's position prior to the combining of the net assets of the Portfolio. (See Note A to the Notes to the Notes to the Financial Statements).


                        SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Adjustable U.S. Government Trust (Fund)
STATEMENT OF OPERATIONS
For the period April 1, 1995 to September 22, 1995 (Unaudited) **
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Net investment income from corresponding Portfolio - Note A                                          $683,412
                                                                                           -------------------

Expenses:
Distribution/service fee - Note B
Class A                                                                                                15,614
Class B                                                                                                40,007
Legal fees                                                                                             34,121
Custodian fee                                                                                          20,531
Transfer agent fee                                                                                     13,181
Printing                                                                                               12,929
Registration and filing fees                                                                           12,645
Investment management fee - Note B                                                                     10,691
Auditing fee                                                                                            9,205
Administration fee                                                                                      7,288
Advisory board fee                                                                                        240
                                                                                           -------------------
                                    Total Expenses                                                    176,452
                                    Less expenses reimbursable by John
                                    Hancock Advisers, Inc. - Note B                                  (120,830)
                                    --------------------------------------------------------------------------
                                    Net Expenses                                                       55,622
                                    --------------------------------------------------------------------------
                                    Net Investment Income                                             627,790
                                    --------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
FROM CORRESPONDING PORTFOLIO - NOTE A
Net realized loss on investments sold                                                                (233,837)
Change in net unrealized appreciation/depreciation
 of investments                                                                                       359,494
                                                                                           -------------------
                                    Net Realized and Unrealized Gain on
                                    Investments from Corresponding Portfolio                          125,657
                                    --------------------------------------------------------------------------
                                    Net Increase in Net Assets
                                    Resulting from Operations                                        $753,447
                                    ==========================================================================

** The net assets of the John Hancock Adjustable U.S. Government Trust (the "Fund") were combined the net assets of the John Hancock Adjustable U.S. Government Fund (the "Portfolio") as of the close of business on September 22, 1995. The Statement of Operations reflects the Fund's position prior to the combining of the net assets of the Portfolio. (See Note A to the Notes to the Financial Statements).

                       SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Adjustable U.S. Government Trust (Fund)
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FOR THE PERIOD
                                                                                                       APRIL 1, 1995 TO   YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                                                    SEPTEMBER 22, 1995   MARCH 31,
FROM OPERATIONS:                                                                                        (UNAUDITED) **       1995
                                                                                                        --------------       ----
Net investment income                                                                                  $   627,790      $ 1,338,090
Net realized loss on investments sold from corresponding Portfolio                                        (233,837)        (520,533)
Change in net unrealized appreciation/depreciation of investments  from corresponding Portfolio            359,494          111,364
                                                                                                     -------------------------------
                                     Net Increase in Net Assets Resulting from Operations                  753,447          928,921
                                                                                                     -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income

Class A - ($0.2515 and $0.4823 per share, respectively)                                                   (389,399)        (858,632)
Class B - ($0.2247 and $0.4220 per share, respectively)                                                   (247,750)        (466,720)
                                                                                                     -------------------------------
                                     Total Distributions to Shareholders                                  (637,149)      (1,325,352)
                                                                                                     -------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                                     (2,502,570)     (13,084,232)
                                                                                                     -------------------------------

NET ASSETS:
Beginning of period                                                                                     22,455,416       35,936,079
                                                                                                     -------------------------------
End of period (including undistributed net investment income of $6,978 and $16,337, respectively)      $20,069,144      $22,455,416
                                                                                                     ===============================

* ANALYSIS OF FUND SHARE TRANSACTIONS:


                                                                              FOR THE PERIOD
                                                                             APRIL 1, 1995 TO
                                                                            SEPTEMBER 22, 1995             YEAR ENDED MARCH 31,
                                                                              (UNAUDITED) **                       1995
                                                                              --------------                       ----
                                                                          SHARES          AMOUNT          SHARES           AMOUNT
                                                                          ------          ------          ------           ------
CLASS A
Shares sold                                                               1,305,123     $12,887,487        402,099       $3,948,024
Shares issued to shareholders in reinvestment of distributions               15,854         156,071         53,589          522,853
                                                                    ----------------------------------------------------------------
                                                                          1,320,977      13,043,558        455,688        4,470,877
Less shares repurchased                                                  (1,506,492)    (14,878,999)    (1,590,669)     (15,565,847)
                                                                    ----------------------------------------------------------------
Net decrease                                                               (185,515)    ($1,835,441)    (1,134,981)    ($11,094,970)
                                                                    ================================================================
CLASS B
Shares sold                                                                  58,764        $579,066        244,622       $2,378,527
Shares issued to shareholders in reinvestment of distributions               13,356         131,483         30,065          293,677
                                                                    ----------------------------------------------------------------
                                                                             72,120         710,549        274,687        2,672,204
Less shares repurchased                                                    (138,717)     (1,377,678)      (478,404)      (4,661,466)
                                                                    ----------------------------------------------------------------
Net decrease                                                                (66,597)      ($667,129)      (203,717)     ($1,989,262)
                                                                    ================================================================


** The net assets of the Fund were combined with the net assets of the Portfolio as of the close of business on September 22, 1995. The Statement of Changes reflects the Funds position prior to the combining of the net assets of the Portfolio.
   (See Note A to the Notes to the Financial Statements).


                        SEE NOTES TO FINANCIAL STATEMENTS


John Hancock Funds - Adjustable U.S. Government Trust (Fund)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows. The per share amounts and ratios which are shown reflect income and expenses including the Fund's proportionate share of its corresponding
Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                               FOR THE PERIOD
                                                                              APRIL 1, 1995 TO
                                                                             SEPTEMBER 22, 1995          YEAR ENDED MARCH 31,
                                                                           ---------------------------------------------------------
CLASS A                                                                         (UNAUDITED)        1995 (d)       1994        1993
                                                                                -----------        --------       ----        ----
Per Share Operating Performance
        Net Asset Value, Beginning of Period                                     $  9.79          $  9.89       $ 10.05     $ 10.03
        Net Investment Income                                                       0.25             0.49          0.41        0.58
        Net Realized and Unrealized Gain (Loss) on Investments                      0.03            (0.11)        (0.16)       0.02
                                                                           ---------------------------------------------------------
            Total from Investment Operations                                        0.28             0.38          0.25        0.60
                                                                           ---------------------------------------------------------
        Less Distributions:
        Dividends from Net Investment Income                                       (0.25)           (0.48)        (0.41)      (0.58)
                                                                           ---------------------------------------------------------
        Net Asset Value, End of Period
                                                                                 $  9.82 (e)      $  9.79       $  9.89     $ 10.05
                                                                           =========================================================
        Total Investment Return at Net Asset Value                                  2.88%(c)         3.98%         2.51%       6.08%
        Total Adjusted Investment Return at Net Asset Value (a)                     2.34%(c)         3.43%         2.27%       5.53%

Ratios and Supplemental Data
        Net Assets, End of Period (000's omitted)                                $11,179          $12,950       $24,310     $33,273
        Ratio of Expenses to Average Net Assets                                     0.75%*           0.80%         0.75%       0.50%
        Ratio of Adjusted Expenses to Average Net Assets (a)                        2.39%*           1.35%         0.99%       1.05%
        Ratio of Net Investment Income to Average Net Assets                        6.15%*           4.91%         4.09%       5.47%
        Ratio of Adjusted Net Investment Income to Average Net Assets (a)           4.51%*           4.36%         3.85%       4.92%



                                                                             FOR THE PERIOD
                                                                            DECEMBER 31, 1991
                                                                            (COMMENCEMENT
                                                                             OF OPERATIONS)
CLASS A                                                                     TO MARCH 31, 1992
                                                                           ------------------
Per Share Operating Performance
        Net Asset Value, Beginning of Period                                     $ 10.00 (b)
        Net Investment Income                                                       0.17
        Net Realized and Unrealized Gain (Loss) on Investments                      0.03
                                                                           -------------
            Total from Investment Operations                                        0.20
                                                                           -------------
        Less Distributions:
        Dividends from Net Investment Income                                       (0.17)
                                                                           -------------
        Net Asset Value, End of Period
                                                                                 $ 10.03
                                                                           =============
        Total Investment Return at Net Asset Value                                  1.96%(c)
        Total Adjusted Investment Return at Net Asset Value (a)                     0.84%(c)

Ratios and Supplemental Data
        Net Assets, End of Period (000's omitted)                                $13,775
        Ratio of Expenses to Average Net Assets                                     0.50%*
        Ratio of Adjusted Expenses to Average Net Assets (a)                        1.62%*
        Ratio of Net Investment Income to Average Net Assets                        6.47%*
        Ratio of Adjusted Net Investment Income to Average Net Assets (a)           5.35%*




                                                                               FOR THE PERIOD
                                                                              APRIL 1, 1995 TO
                                                                             SEPTEMBER 22, 1995          YEAR ENDED MARCH 31,
                                                                           ---------------------------------------------------------
CLASS B                                                                         (UNAUDITED)        1995 (d)       1994        1993
                                                                                -----------        --------       ----        ----
Per Share Operating Performance
        Net Asset Value, Beginning of Period                                      $ 9.79           $ 9.89       $ 10.05     $ 10.03
        Net Investment Income                                                       0.22             0.43          0.34        0.51
        Net Realized and Unrealized Gain (Loss) on Investments                      0.03            (0.11)        (0.16)       0.02
                                                                           ---------------------------------------------------------
            Total from Investment Operations                                        0.25             0.32          0.18        0.53
                                                                           ---------------------------------------------------------
        Less Distributions:
        Dividends from Net Investment Income                                       (0.22)           (0.42)        (0.34)      (0.51)
                                                                           ---------------------------------------------------------
        Net Asset Value, End of Period                                            $ 9.82(e)        $ 9.79       $  9.89     $ 10.05
                                                                           =========================================================
        Total Investment Return at Net Asset Value (a)                             2.62%(c)          3.33%         1.85%       5.40%
        Total Adjusted Investment Return at Net Asset Value (a)                    2.08%(c)          2.78%         1.61%       4.85%

Ratios and Supplemental Data
        Net Assets, End of Period (000's omitted)                                 $8,890           $9,506       $11,626     $13,753
        Ratio of Expenses to Average Net Assets                                    1.40%*            1.45%         1.40%       1.15%
        Ratio of Adjusted Expenses to Average Net Assets (a)                       3.04%*            2.00%         1.64%       1.70%
        Ratio of Net Investment Income to Average Net Assets                       5.48%*            4.26%         3.44%       4.82%
        Ratio of Adjusted Net Investment Income to Average Net Assets (a)          3.84%*            3.71%         3.20%       4.27%



                                                                             FOR THE PERIOD
                                                                             DECEMBER 31, 1991
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS)
CLASS B                                                                      TO MARCH 31, 1992
                                                                           -------------------
Per Share Operating Performance
        Net Asset Value, Beginning of Period                                      $10.00(b)
        Net Investment Income                                                       0.15
        Net Realized and Unrealized Gain (Loss) on Investments                      0.03
                                                                           -------------
            Total from Investment Operations                                        0.18
                                                                           -------------
        Less Distributions:
        Dividends from Net Investment Income                                       (0.15)
                                                                           -------------
        Net Asset Value, End of Period                                            $10.03
                                                                           =============
        Total Investment Return at Net Asset Value (a)                              1.80%(c)
        Total Adjusted Investment Return at Net Asset Value (a)                     0.68%(c)

Ratios and Supplemental Data
        Net Assets, End of Period (000's omitted)                                 $1,630
        Ratio of Expenses to Average Net Assets                                     1.15%*
        Ratio of Adjusted Expenses to Average Net Assets (a)                        2.27%*
        Ratio of Net Investment Income to Average Net Assets                        5.85%*
        Ratio of Adjusted Net Investment Income to Average Net Assets (a)           4.73%*


  *   On an annualized basis.

(a) On an unreimbursed basis without expense reduction.
(b) Initial price to commence operations.
(c) Not annualized.
(d) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(e) The net asset value per share, before the merger of assets from the Portfolio. (See Note A to the Notes to the Financial Statements).


                        SEE NOTES TO FINANCIAL STATEMENTS


John Hancock Funds - Adjustable U.S. Government Fund (Portfolio)
STATEMENT OF ASSETS AND LIABILITIES
FINAL REPORT       September 22, 1995 (Unaudited) *
--------------------------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
United States government and agencies obligations
 (cost - $17,966,424)                                                                 $17,978,659
Joint repurchase agreement (cost - $1,777,000)                                          1,777,000
Corporate savings account                                                                     889
                                                                             ---------------------
                                                                                       19,756,548

Receivable for investments sold                                                           148,905
Interest receivable                                                                       148,663
Receivable for mortgage backed security                                                    32,253
Receivable from John Hancock Advisers, Inc. - Note B                                       37,427
                                                                             ---------------------
                      Total Assets                                                     20,123,796
                      ----------------------------------------------------------------------------
LIABILITIES:
Dividend payable                                                                           91,562
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                                    5,370
Accounts payable and accrued expenses                                                      18,234
                                                                             ---------------------
                      Total Liabilities                                                   115,166
                      ----------------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                        21,020,062
Accumulated net realized loss on investments                                           (1,024,173)
Net unrealized appreciation of investments                                                 12,235
Undistributed net investment income                                                           506
                                                                             ---------------------
                      Net Assets                                                      $20,008,630
                      ============================================================================
NET ASSET VALUE PER SHARE:
  (Based on 2,034,420 shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with $0.01 per share par value)                                                $9.84
==================================================================================================


* The net assets of the John Hancock Adjustable U.S. Government Fund (the "Portfolio") were collapsed into the John Hancock Adjustable U.S. Government Trust as of the close of business on September 22, 199 and the Portfolio subsequently ceased operations. The Statement of Assets and Liabilities reflects the Portfolio's position prior to the collapse and its cessation of operations. (See Note A to the Notes to the Financial Statements).


                        SEE NOTES TO FINANCIAL STATEMENTS


John Hancock Funds - Adjustable U.S. Government Fund (Portfolio)
STATEMENT OF OPERATIONS
For the period April 1, 1995 to September 22, 1995 (Unaudited)*

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                            $720,342

                                                                                           ------------------

Expenses:
Investment management fee - Note B                                                                    42,703
Auditing fee                                                                                          27,424
Custodian fee                                                                                         22,935
Printing                                                                                               7,132
Legal fees                                                                                             2,842
Transfer agent fee                                                                                     2,135
Advisory board fee                                                                                     1,052
Miscellaneous                                                                                            821
Trustees' fees                                                                                           625
Registration and filing fees                                                                             420
Administration fee                                                                                       214
                                                                                           ------------------
                                    Total Expenses                                                   108,303
                                    Less expenses reimbursable by John
                                    Hancock Advisers, Inc. - Note B                                  (54,926)
                                    -------------------------------------------------------------------------
                                    Net Expenses                                                      53,377
                                    -------------------------------------------------------------------------
                                    Net Investment Income                                            666,965
                                    -------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold                                                                (32,541)
Change in net unrealized appreciation/depreciation
 of investments                                                                                      175,612
                                                                                           ------------------
                                    Net Realized and Unrealized Gain on
                                    Investments                                                      143,071
                                    -------------------------------------------------------------------------
                                    Net Increase in Net Assets
                                    Resulting from Operations                                       $810,036
                                    =========================================================================



* The net assets of the John Hancock Adjustable U.S. Government Fund (the "Portfolio") were collapsed into the John Hancock Adjustable U.S. Government Trust as of the close of business on September 22, 1995 and the Portfolio subsequently ceased operations. The Statement of Operations reflects the Portfolio's position prior to the collapse and its cessation of operations. (See Note A to the Notes to the Financial Statements).


                                     SEE NOTES TO FINANCIAL STATEMENTS


John Hancock Funds - Adjustable U.S. Government Fund (Portfolio)
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                                                                                 APRIL 1, 1995 TO       YEAR ENDED
                                                                                                SEPTEMBER 22, 1995      MARCH 31,
                                                                                                  (UNAUDITED) **           1995
                                                                                                  --------------           ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net Investment income                                                                                 $   666,965     $ 1,501,803
Net realized loss on investments sold                                                                     (32,541)       (720,821)
Change in net unrealized appreciation/depreciation of investments                                         175,612         286,551
                                                                                                ----------------------------------
                             Net Increase in Net Assets Resulting from Operations                         810,036       1,067,533
                                                                                                ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ($0.2617 and $0.4250 per share, respectively)                       (683,004)     (1,481,230)
                                                                                                ----------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                                    (2,567,872)    (12,957,678)
                                                                                                ----------------------------------

NET ASSETS:
Beginning of period                                                                                    22,449,470      35,820,845
                                                                                                ----------------------------------
End of period (including undistributed net investment income of $506 and $16,545, respectively)       $20,008,630     $22,449,470
                                                                                                ==================================

* ANALYSIS OF FUND SHARE TRANSACTIONS:



                                                                              FOR THE PERIOD
                                                                             APRIL 1, 1995 TO
                                                                            SEPTEMBER 30, 1995              YEAR ENDED MARCH 31,
                                                                              (UNAUDITED) **                       1995
                                                                              --------------                       ----
                                                                          SHARES          AMOUNT         SHARES           AMOUNT
                                                                          ------          ------         ------           ------
Shares sold                                                               1,415,379     $13,957,282        633,453      $ 6,228,642
Less shares repurchased                                                  (1,677,564)    (16,525,154)    (1,959,462)     (19,186,320)
                                                                      --------------------------------------------------------------
Net decrease                                                               (262,185)   ($ 2,567,872)    (1,326,009)    ($12,957,678)
                                                                      ==============================================================

** The net assets of the Portfolio were collapsed into John Hancock Adjustable U.S. Government Trust as of the close business on September 22, 1995. The Statement of Changes in Net Assets reflects amounts prior to the Portfolio ceasing operations and the collapse of the net assets of the Portfolio into the Fund.


SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Adjustable U.S. Government Fund (Portfolio)

FINANCIAL HIGHLIGHTS


                                                                       FOR THE PERIOD
                                                                      APRIL 1, 1995 TO
                                                                     SEPTEMBER 22, 1995                YEAR ENDED MARCH 31,
                                                                    ----------------------------------------------------------------
                                                                     (UNAUDITED)            1995 (b)         1994           1993
                                                                     -----------            --------         ----           ----
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)                                 $  20,009        $  22,449      $  35,821      $  46,874
Ratio of Expenses to Average Net Assets                                        0.50%*           0.50%          0.50%          0.50%
Ratio of Adjusted Expenses to Average Net Assets (a)                           1.01%*           0.70%          0.59%          0.62%
Ratio of Net Investment Income to Average Net Assets                           6.25%*           5.19%          4.29%          5.53%
Ratio of Adjusted Net Investment Income to Average Net Assets (a)              5.74%*           4.99%          4.20%          5.41%
Portfolio Turnover Rate                                                         104%             341%           244%           186%


                                                                     FOR THE PERIOD
                                                                    DECEMBER 31, 1991
                                                                     (COMMENCEMENT
                                                                     OF OPERATIONS)
                                                                    TO MARCH 31, 1992
                                                                    -----------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)                                 $  15,348
Ratio of Expenses to Average Net Assets                                        0.50%*
Ratio of Adjusted Expenses to Average Net Assets (a)                           0.85%*
Ratio of Net Investment Income to Average Net Assets                           6.85%*
Ratio of Adjusted Net Investment Income to Average Net Assets (a)              6.50%*
Portfolio Turnover Rate                                                           1%


         *  On an annaulized basis.
        (a) On an unreimbursed basis.
        (b) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Portfolio.


                        SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Adjustable U.S. Government Fund (Portfolio)

Schedule of Investments
September 22, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by Adjustable U.S. Government Fund on September 22, 1995. It
is divided into two main categories: U.S. government and agencies obligations and short-term investments. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                            PAR VALUE
                                                                      INTEREST                (000'S                   MARKET
ISSUER DESCRIPTION                                                      RATE                 OMITTED)                   VALUE
------------------                                                     ------               ---------                  ------
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
Federal Home Loan Mortgage Corp.
  Adjustable Rate Mortgage
    Due 10-01-18                                                        6.197%               $  269                  $  267,253
    Due 10-01-18                                                        6.250                   144                     140,608
    Due 05-01-17                                                        6.324                    10                      10,147
    Due 02-01-19                                                        6.391                    31                      29,869
    Due 05-01-17                                                        7.375                    54                      53,837
    Due 05-01-16                                                        7.625                     6                       5,164
    Due 03-01-19                                                        7.639                 1,921                   1,976,226
    Due 10-01-18                                                        7.750                    59                      59,572
Federal National Mortgage Association,
  Adjustable Rate Mortgage
    Due 04-01-19                                                        6.065                    45                      44,591
    Due 04-01-15                                                        6.625                   492                     494,176
    Due 06-01-14                                                        6.991                    24                      24,554
    Due 03-01-14                                                        6.991                    35                      35,431
    Due 11-01-13                                                        7.120                   104                     104,219
    Due 03-01-27                                                        7.350                    41                      40,879
    Due 10-01-19                                                        7.563                 1,562                   1,590,375
    Due 10-01-17                                                        7.626                   935*                    956,211
    Due 07-01-16                                                        7.750                    46                      46,430
    Due 09-01-18                                                        7.905                 2,083                   2,153,354
    Due 05-01-17                                                        8.000                    52                      52,678
    Due 09-01-18                                                        8.003                 1,469                   1,518,620
    Due 10-01-17                                                        8.200                   246                     271,355
    Due 06-01-19                                                        8.366                   969                   1,002,763
Government National Mortgage Association,
    30 Yr SF Pass thru Ctf 05-15-15                                    11.500                     8                       9,424
    30 Yr SF Pass thru Ctf 02-15-14                                    12.000                    25                      27,399
    30 Yr SF Pass thru Ctf 07-15-15                                    12.500                    66                      74,918
    GNMA II Due 07-20-25                                                7.000                 6,846*                  6,987,606
                                                                                                                    -----------
                                                    TOTAL U.S. GOVERNMENT AND
                                                         AGENCIES OBLIGATIONS
                                                           (Cost $17,966,424)               (69.86%)                 17,978,659
                                                                                            -------                 -----------

SHORT TERM INVESTMENTS
Joint Repurchase Agreement (8.88%)
  Investment in a joint repurchase agreement transaction with
    Lehman Brothers, Dated 09-22-95, Due 09-25-95
    (secured by U.S. Treasury Note, 8.50% Due 07-15-97,
    U.S. Treasury Note, 5.625% Due 06-30-97, U.S. Treasury
    Note, 7.25% Due 02-15-98) Note A                                     5.63                 1,777                   1,777,000
                                                                                                                    -----------
Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 3.00%
                                                                                                                            889
                                                                                                                    -----------
                                                 TOTAL SHORT-TERM INVESTMENTS                (8.88%)                  1,777,889
                                                                                            -------                 -----------
                                                            TOTAL INVESTMENTS               (98.74%)                $19,756,548
                                                                                            =======                 ===========

* Securities other than short-term investments, newly added to the portfolio during the period ended September 22, 1995. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See Notes To Financial Statements

                          NOTES TO FINANCIAL STATEMENTS
              JOHN HANCOCK FUNDS - ADJUSTABLE U.S. GOVERNMENT FUND
                  JOHN HANCOCK ADJUSTABLE U.S. GOVERNMENT TRUST

(UNAUDITED)
NOTE A ---
ACCOUNTING POLICIES

John Hancock Bond Fund, (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. Prior to September 15, 1995, the Trust consisted of six series portfolios: John Hancock Adjustable U.S. Government Trust (the "Fund"), Adjustable U.S. Government Fund (the "Portfolio"), John Hancock Investment Quality Bond Fund, John Hancock Government Securities Trust, John Hancock U.S. Government Trust, and John Hancock Intermediate Government Trust. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives.

         The Fund invested substantially all of its assets in the Portfolio, another series of the Trust having the same investment objective as the Fund, through the close of business on September 22, 1995. Because the Fund invested substantially all of its assets in shares of the Portfolio, certain Portfolio information, including the Fund's share of Portfolio expenses, is included in these notes and elsewhere in the financial statements. At September 22, 1995, the Fund owned 100 % of the shares of the Portfolio. At the close of business on September 22, 1995, the Portfolio was collapsed into the Fund in a tax-free transaction. All assets and liabilities of the Portfolio, including its securities retaining their original cost, became assets and liabilities of the Fund. Income and expenses of the Portfolio for the period from April 1, 1995 through September 22, 1995 were combined with those of the Fund in the Statement of Operations.

         On September 8, 1995, the shareholders of John Hancock Intermediate Government Trust (JHIGT) approved a plan of reorganization between JHIGT and the Fund providing for the transfer of substantially all of the assets and liabilities of JHIGT to the Fund in exchange solely for shares of beneficial interest of the Fund. Also on September 8, 1995, the shareholders of John Hancock U.S. Government Trust (JHUSGT) approved a plan of reorganization between JHUSGT and the Fund providing for the transfer of substantially all of the assets and liabilities of JHUSGT to the Fund in exchange solely for shares of beneficial interest of the Fund. These mergers took place after the close of business on September 22, 1995. Thereafter, JHIGT and JHUSGT were terminated and on September 25, 1995 the Fund changed its name to John Hancock Intermediate Government Maturity Fund.

         The financial statements presented herein reflect the position of the Fund on September 22, 1995 and immediately prior to the exchange of net assets from JHIGT and JHUSGT and the collapse of the Portfolio into the Fund.

         The Trustees have authorized the issuance of two classes of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 3.50% and a 12b-1 distribution plan. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. The following is a summary of significant accounting policies of the Fund and the Portfolio.

VALUATION OF INVESTMENTS

At September 22, 1995, the Fund's only investment was shares of the Portfolio which are valued daily at the net asset value of the Portfolio at the close of trading on the New York Stock Exchange. Securities held by the Portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued by the Portfolio at amortized cost which approximates market value.

                          NOTES TO FINANCIAL STATEMENTS
              JOHN HANCOCK FUNDS - ADJUSTABLE U.S. GOVERNMENT FUND
                  JOHN HANCOCK ADJUSTABLE U.S. GOVERNMENT TRUST

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Portfolio's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

DISCOUNT ON SECURITIES The Portfolio accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAX The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders. As of September 22, 1995, the Portfolio's final tax year end, for federal income tax purposes, the Portfolio had $1,024,173 of capital loss carryforwards available. To the extent such carryforwards were used by the Portfolio, no capital gain distributions were made. The carryforwards expire as follows: 2000 - $55,496, 2001 - $23,234, 2002 - $826,584 and 2003 -
$118,859. The unused capital loss carryforwards as of September 22, 1995 were transferred to the Fund . These capital loss carryforwards will be available, to the extent provided by regulations to offset future net capital gains of the Fund. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities held by the Portfolio is recorded on the accrual basis.

         The Fund and Portfolio record all distributions to shareholders from net investment income and realized gains on the ex- dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund and/or Portfolio. Expenses which are not identifiable to a specific Fund and/or Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds and/or Portfolio.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares of the Fund based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level of the Fund based on the appropriate net assets of each class of the Fund and the specific expense rate(s) applicable to each class of the Fund.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund and Portfolio have been capitalized and are being charged to operations ratably over a period not to exceed five years which began with the commencement of operations of the Fund and Portfolio.

                          NOTES TO FINANCIAL STATEMENTS
              JOHN HANCOCK FUNDS - ADJUSTABLE U.S. GOVERNMENT FUND
                  JOHN HANCOCK ADJUSTABLE U.S. GOVERNMENT TRUST

NOTE B ---
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract in effect prior to the close of business on September 22, 1995 the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.50% of the Fund's average daily net asset value. Of this amount 40% represents investment advisory fees paid by the Portfolio and indirectly by the Fund through its investment in the Portfolio. The remaining 0.10% is for administrative fees paid directly by the Fund.

In the event normal operating expenses of the Fund and Portfolio, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund and Portfolio is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund and Portfolio's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

The Adviser agreed to limit the Fund's and Portfolio's expenses further to the extent required to prevent the aggregate expenses of the Fund and the Portfolio from exceeding on an annual basis 0.75% and 1.40% of the average daily net asset value of Class A and Class B shares, respectively. Accordingly, for the period ended September 22, 1995, the reduction of expenses amounted to $121,419 and $54,926 , for the Fund and Portfolio, respectively. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 22, 1995, JH Funds received net sales charges of $682 with regard to sales of Class A shares. Out of this amount, $87 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $595 was paid as sales commissions to unrelated broker-dealers and nothing was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 3.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 22, 1995, contingent deferred sales charges paid to JH Funds amounted to $23,821.

                          NOTES TO FINANCIAL STATEMENTS
              JOHN HANCOCK FUNDS - ADJUSTABLE U.S. GOVERNMENT FUND
                  JOHN HANCOCK ADJUSTABLE U.S. GOVERNMENT TRUST

In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares, to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

As of May 15, 1995, the Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group. Prior to this date, The Shareholder Services Group was the transfer agent. The Fund and the Portfolio pay Investor Services a fee based on transaction volume and number of shareholder accounts.

Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser, and its affiliates as well as Trustee of the Fund and Portfolio. The compensation of unaffiliated Trustees is borne by the Fund and Portfolio. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund and Portfolio will make investments into other John Hancock Funds, as applicable, to cover its liability as regards to the deferred compensation. Investments to cover the deferred compensation liability will be recorded on the books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the books.

The Fund and Portfolio have an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund and Portfolio pay the advisory board and its counsel a fee.

NOTE C---
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities by the Portfolio, other than short-term obligations, during the period ended September 22, 1995 aggregated $21,589,898 and $25,618,085, respectively.

The cost of investments owned by the Portfolio at September 22, 1995 for Federal income tax purposes was $19,743,424. Gross unrealized appreciation and depreciation of investments aggregated $79,354, and $67,119, respectively, resulting in net unrealized appreciation of $12,235.

                          NOTES TO FINANCIAL STATEMENTS
              JOHN HANCOCK FUNDS - ADJUSTABLE U.S. GOVERNMENT FUND
                  JOHN HANCOCK ADJUSTABLE U.S. GOVERNMENT TRUST

NOTE D -
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the period ended September 22, 1995, the Fund has reclassified $35,800 from capital paid-in to undistributed net investment income. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 22, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.